GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 56.9%
Aerospace & Defense(a) – 0.6%
Howmet Aerospace, Inc.
$160,000	5.125%		10/01/24	$ 160,000
RTX Corp.
3,040,000	5.750		11/08/26	3,072,589

				3,232,589

Automotive – 3.6%
Dana Financing Luxembourg SARL(a)(b)
703,000	5.750		04/15/25	701,453
Ford Motor Credit Co. LLC(a)
1,429,000	2.300		02/10/25	1,396,747
General Motors Financial Co., Inc.
2,425,000	1.200		10/15/24	2,391,875
5,415,000	3.800		04/07/25	5,332,584
Goodyear Tire & Rubber Co.(a)
1,330,000	9.500		05/31/25	1,332,899
Hyundai Capital America(b)
2,375,000	1.000		09/17/24	2,350,443
980,000	5.800		06/26/25	981,274
Volkswagen Group of America Finance LLC(b)
2,775,000	3.950		06/06/25	2,731,876
1,500,000	5.800		09/12/25	1,503,120

				18,722,271

Banks – 18.0%
Banco Santander SA
3,400,000	5.147		08/18/25	3,374,670
Bank of America Corp.
2,500,000	4.000		01/22/25	2,473,725
(3 mo. USD Term SOFR + 1.352%)
1,938,000	3.093	(a)(c)	10/01/25	1,924,512
Bank of Montreal(a)
4,440,000	4.700		09/14/27	4,381,969
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,898,292
Bank of Nova Scotia
945,000	3.450		04/11/25	929,738
Banque Federative du Credit Mutuel SA(b)
4,045,000	4.935		01/26/26	4,010,456
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,036,983
Canadian Imperial Bank of Commerce
855,000	5.144		04/28/25	852,469
2,980,000	5.615		07/17/26	2,995,019
(Secured Overnight Financing Rate + 0.940%)
2,456,000	6.316	(c)	06/28/27	2,457,498
Citigroup, Inc.(a)(c)
(Secured Overnight Financing Rate + 0.694%)
3,925,000	6.054		01/25/26	3,928,297
(Secured Overnight Financing Rate + 1.546%)
4,460,000	5.610		09/29/26	4,458,350
Citizens Bank NA(a)
900,000	2.250		04/28/25	874,080

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG
$2,105,000	4.162%		05/13/25	$ 2,079,298
HSBC Holdings PLC(a)(c)
(3 mo. USD Term SOFR + 1.402%)
1,162,000	2.633		11/07/25	1,148,451
(Secured Overnight Financing Rate + 1.430%)
1,320,000	2.999		03/10/26	1,295,184
JPMorgan Chase & Co.(a)(c) (Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040		01/23/28	2,616,508
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	6.260		07/02/27	986,349
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 0.694%)
1,225,000	1.201		10/14/25	1,208,046
Manufacturers & Traders Trust Co.(a)
3,955,000	4.650		01/27/26	3,881,635
Mitsubishi UFJ Financial Group, Inc.(a)(c) (1 yr. CMT + 1.550%)
6,934,000	5.063		09/12/25	6,921,796
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 0.745%)
725,000	0.864		10/21/25	713,842
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050		01/28/27	946,764
(Secured Overnight Financing Rate + 1.669%)
1,590,000	4.679		07/17/26	1,574,466
PNC Financial Services Group, Inc.(a)(c) (Secured Overnight Financing Rate + 1.322%)
1,810,000	5.812		06/12/26	1,811,882
Royal Bank of Canada
3,111,000	4.950		04/25/25	3,096,627
Societe Generale SA(b)
4,885,000	4.351		06/13/25	4,829,116
(1 yr. CMT + 1.050%)
2,175,000	2.226	(a)(c)	01/21/26	2,127,476
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	677,585
Sumitomo Mitsui Trust Bank Ltd.(b)
2,680,000	5.200		03/07/27	2,679,303
Toronto-Dominion Bank
520,000	3.766		06/06/25	511,524
1,810,000	4.693		09/15/27	1,783,393
UBS AG
1,605,000	7.950		01/09/25	1,622,238
4,995,000	3.700		02/21/25	4,932,463
UBS Group AG(b)
1,036,000	4.125		09/24/25	1,016,005
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.012%)
719,000	2.164		02/11/26	703,506
(3 mo. USD Term SOFR + 1.087%)
2,349,000	2.406		10/30/25	2,322,245
(Secured Overnight Financing Rate + 1.560%)
2,390,000	4.540		08/15/26	2,360,125

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Westpac New Zealand Ltd.(b)
$1,175,000	4.902%	02/15/28	$ 1,165,012

			93,606,897

Beverages(a)(b) – 0.5%
JDE Peet’s NV
2,625,000	0.800	09/24/24	2,593,133

Biotechnology – 0.9%
Amgen, Inc.
4,900,000	5.250	03/02/25	4,887,407

Commercial Services(a) – 0.2%
Brink’s Co.(b)
385,000	6.500	06/15/29	389,165
Global Payments, Inc.
525,000	1.200	03/01/26	488,749

			877,914

Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,869,000	1.650	10/29/24	1,843,750
Air Lease Corp.(a)
3,177,000	2.300	02/01/25	3,107,900
American Express Co.(a)(c)
(Secured Overnight Financing Rate + 0.999%)
2,965,000	4.990	05/01/26	2,947,358
(Secured Overnight Financing Rate + 1.350%)
2,282,000	6.711	10/30/26	2,304,090
Aviation Capital Group LLC(a)(b)
1,200,000	5.500	12/15/24	1,196,796
550,000	1.950	01/30/26	517,555
Avolon Holdings Funding Ltd.(a)(b)
675,000	2.875	02/15/25	661,399
Charles Schwab Corp.(a)
736,000	3.850	05/21/25	725,203
Macquarie Airfinance Holdings Ltd.(a)(b)
110,000	6.400	03/26/29	111,955
Nasdaq, Inc.
5,000,000	5.650	06/28/25	5,002,700
Nomura Holdings, Inc.
1,390,000	5.099	07/03/25	1,381,062
Synchrony Financial(a)
3,085,000	4.875	06/13/25	3,053,348
United Wholesale Mortgage LLC(a)(b)
1,460,000	5.500	11/15/25	1,451,313

			24,304,429

Electrical – 5.8%
Avangrid, Inc.(a)
650,000	3.200	04/15/25	636,461
Berkshire Hathaway Energy Co.(a)
650,000	4.050	04/15/25	643,013
CenterPoint Energy, Inc.
2,165,000	5.250	08/10/26	2,159,977

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Dominion Energy, Inc.(a)
$2,025,000	1.450%		04/15/26	$ 1,886,733
DTE Energy Co.
6,350,000	4.220	(d)	11/01/24	6,313,233
575,000	1.050	(a)	06/01/25	551,149
Enel Finance International NV(a)(b)
2,575,000	1.375		07/12/26	2,383,472
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	389,272
NextEra Energy Capital Holdings, Inc.
1,960,000	6.051		03/01/25	1,962,901
2,370,000	4.450		06/20/25	2,344,925
2,630,000	4.625	(a)	07/15/27	2,587,999
Public Service Enterprise Group, Inc.(a)
675,000	0.800		08/15/25	640,980
Southern Co.(d)
3,575,000	4.475		08/01/24	3,566,777
Southern Power Co.(a)
500,000	0.900		01/15/26	466,120
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	873,863
Xcel Energy, Inc.(a)
3,325,000	1.750		03/15/27	3,027,113

				30,433,988

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	622,480

Entertainment(a)(b) – 0.1%
Six Flags Theme Parks, Inc.
610,000	7.000		07/01/25	611,336

Environmental(a) – 0.4%
GFL Environmental, Inc.(b)
1,415,000	3.750		08/01/25	1,401,388
Waste Management, Inc.
625,000	0.750		11/15/25	587,337

				1,988,725

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b)
1,430,000	3.250		03/15/26	1,371,699
Campbell Soup Co.
1,580,000	5.200		03/19/27	1,582,275
General Mills, Inc.(a)
2,550,000	4.700		01/30/27	2,518,610
J M Smucker Co.(a)
813,000	5.900		11/15/28	837,374
Mondelez International Holdings Netherlands BV(b)
3,250,000	4.250		09/15/25	3,203,362
Mondelez International, Inc.(a)
525,000	1.500		05/04/25	507,502

				10,020,822

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
$1,290,000	5.875%	08/20/26	$ 1,249,894
East Ohio Gas Co.(b)
250,000	1.300	06/15/25	239,777
NiSource, Inc.
1,025,000	0.950	08/15/25	973,709

			2,463,380

Healthcare Providers & Services(a) – 2.0%
Aetna, Inc.
1,250,000	3.500	11/15/24	1,239,575
HCA, Inc.
1,500,000	5.625	09/01/28	1,513,140
Revvity, Inc.
1,700,000	0.850	09/15/24	1,682,558
Thermo Fisher Scientific, Inc.
2,760,000	5.000	12/05/26	2,756,854
Zimmer Biomet Holdings, Inc.
3,000,000	1.450	11/22/24	2,951,850

			10,143,977

Insurance(b) – 0.3%
Athene Global Funding
375,000	2.500	01/14/25	368,340
106,000	1.450	01/08/26	99,542
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	670,530
Great-West Lifeco U.S. Finance 2020 LP(a)
425,000	0.904	08/12/25	403,882

			1,542,294

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257	01/19/27	2,109,823

Iron/Steel – 0.4%
Nucor Corp.
730,000	3.950	05/23/25	720,065
Steel Dynamics, Inc.(a)
1,240,000	2.400	06/15/25	1,201,386

			1,921,451

Leisure Time(a)(b) – 0.2%
Carnival Corp.
905,000	5.750	03/01/27	894,764

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,535,814

Machinery-Diversified(a) – 1.6%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,233,206
Otis Worldwide Corp.
3,255,000	2.056	04/05/25	3,167,506

			8,400,712

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining(a)(b) – 0.1%
Glencore Funding LLC
$675,000	1.625%	09/01/25	$ 643,923

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc.(b)
522,000	5.625	07/01/27	514,911
Hillenbrand, Inc.
484,000	6.250	02/15/29	486,672

			1,001,583

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
463,000	5.000	08/15/25	454,634

Oil Field Services – 2.1%
Canadian Natural Resources Ltd.(a)
825,000	2.050	07/15/25	794,937
Crescent Energy Finance LLC(a)(b)
920,000	9.250	02/15/28	971,824
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,819,858
QatarEnergy(a)(b)
2,520,000	1.375	09/12/26	2,318,400
SA Global Sukuk Ltd.(a)
2,520,000	1.602	06/17/26	2,351,475
Sunoco LP(a)(b)
750,000	7.000	05/01/29	768,937
Sunoco LP/Sunoco Finance Corp.(a)(b)
760,000	7.000	09/15/28	779,137

			10,804,568

Packaging(a) – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
557,000	6.000	06/15/27	545,871
Berry Global, Inc.
550,000	1.570	01/15/26	516,874

			1,062,745

Pharmaceuticals(a) – 2.4%
AbbVie, Inc.
7,400,000	4.800	03/15/27	7,366,700
CVS Health Corp.
4,015,000	5.000	02/20/26	3,984,606
PRA Health Sciences, Inc.(b)
1,435,000	2.875	07/15/26	1,362,289

			12,713,595

Pipelines(a) – 1.5%
Hess Midstream Operations LP(b)
300,000	6.500	06/01/29	304,020
Kinetik Holdings LP(b)
705,000	6.625	12/15/28	716,174
NuStar Logistics LP
285,000	5.750	10/01/25	283,356
1,360,000	6.000	06/01/26	1,357,457

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
TransCanada PipeLines Ltd.
$2,275,000	1.000%		10/12/24	$ 2,243,127
Williams Cos., Inc.
3,090,000	5.300		08/15/28	3,099,208

				8,003,342

Real Estate Investment Trust – 0.8%
Crown Castle, Inc.(a)
700,000	1.350		07/15/25	669,760
VICI Properties LP
3,715,000	4.375		05/15/25	3,667,002

				4,336,762

Retailing(a) – 1.5%
1011778 BC ULC/New Red Finance, Inc.(b)
1,130,000	6.125		06/15/29	1,133,707
7-Eleven, Inc.(b)
400,000	0.950		02/10/26	372,524
Genuine Parts Co.
1,375,000	1.750		02/01/25	1,343,691
Murphy Oil USA, Inc.
1,535,000	5.625		05/01/27	1,517,240
O’Reilly Automotive, Inc.
1,965,000	5.750		11/20/26	1,983,864
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,475,610

				7,826,636

Semiconductors(a) – 1.5%
Broadcom, Inc.
5,225,000	3.625		10/15/24	5,190,358
Intel Corp.
2,300,000	4.875		02/10/28	2,291,306
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	2.700		05/01/25	268,549

				7,750,213

Software – 0.8%
Fidelity National Information Services, Inc.(a)
1,050,000	1.150		03/01/26	978,968
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,367,478
1,900,000	5.800		11/10/25	1,909,386

				4,255,832

Telecommunication Services(a) – 1.9%
T-Mobile USA, Inc.
8,800,000	3.500		04/15/25	8,652,248
Verizon Communications, Inc.
1,450,000	0.850		11/20/25	1,363,391

				10,015,639

Transportation(a) – 1.0%
Canadian Pacific Railway Co.
5,375,000	1.350		12/02/24	5,278,573

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
$1,025,000	1.200%	11/15/25	$ 965,663
705,000	5.350	01/12/27	703,956

			1,669,619

TOTAL CORPORATE OBLIGATIONS (Cost $300,360,253)			$296,731,870

Asset-Backed Securities(a) – 24.6%
Automotive – 5.4%
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
$800,000	5.630%	10/15/26	$ 799,209
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31	6,684,442
Ford Credit Auto Owner Trust Series 2022-D, Class A2A
53,941	5.370	08/15/25	53,933
Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A
3,625,000	2.440	09/15/26	3,601,158
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27	3,034,825
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(b)
2,100,000	5.410	05/17/27	2,100,940
Hyundai Auto Receivables Trust Series 2021-A, Class A3
28,955	0.380	09/15/25	28,894
Hyundai Auto Receivables Trust Series 2022-C, Class A3
2,975,000	5.390	06/15/27	2,971,174
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A2
31,840	5.260	10/15/25	31,835
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A(b)
5,500,000	0.850	07/15/26	5,489,915
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
1,581,970	0.710	04/15/26	1,549,772
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
2,000,000	5.300	09/15/27	1,997,158

			28,343,255

Collateralized Loan Obligations(c) – 10.4%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b) (3 mo. USD Term SOFR + 1.462%)
1,300,000	6.786	07/20/34	1,301,898
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(b) (3 mo. USD Term SOFR + 1.412%)
4,000,000	6.740	04/15/34	4,000,200
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1(b) (3 mo. USD Term SOFR + 1.402%)
5,000,000	6.726	01/22/35	5,002,605
BSPDF Issuer Ltd. Series 2021-FL1, Class A(b) (1 mo. USD Term SOFR + 1.314%)
712,156	6.643	10/15/36	702,991

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(c) – (continued)
CBAM Ltd. Series 2017-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	$5,000,000	6.769%	07/17/34	$ 5,004,950
Cedar Funding VII CLO Ltd. Series 2018-7A, Class A1(b) (3 mo. USD Term SOFR + 1.262%)
	2,417,347	6.586	01/20/31	2,420,006
Clover CLO LLC Series 2021-1A, Class A(b) (3 mo. USD Term SOFR + 1.362%)
	2,100,000	6.686	04/22/34	2,100,027
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	4.806	11/20/34	2,025,981
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(b) (3 mo. USD Term SOFR + 1.012%)
	$3,825,214	6.340	04/15/29	3,825,214
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	6.852	04/15/37	1,006,747
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.460%)
	1,575,000	6.789	04/15/34	1,575,000
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b) (3 mo. USD Term SOFR + 1.362%)
	5,000,000	6.687	05/20/32	4,998,930
OCP CLO Ltd. Series 2014-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.342%)
	2,127,345	6.666	04/26/31	2,130,004
Octagon 54 Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.382%)
	1,000,000	6.710	07/15/34	1,001,454
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR(b) (3 mo. USD Term SOFR + 1.402%)
	2,500,000	6.726	07/02/35	2,501,998
Pikes Peak CLO 2 Series 2018-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	6,700,000	6.779	10/18/34	6,707,504
Trinitas CLO VI Ltd. Series 2017-6A, Class ARRR(b) (3 mo. USD Term SOFR + 1.330%)
	900,000	6.663	01/25/34	898,458
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.300%)
	1,300,000	6.625	07/20/32	1,300,216
Wellfleet CLO Ltd. Series 2021-3A, Class A(b) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	6.780	01/15/35	5,001,740
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b) (3 mo. USD Term SOFR + 1.612%)
	475,000	6.937	07/28/32	475,303

			53,981,226

Credit Card – 4.3%
Barclays Dryrock Issuance Trust Series 2021-1, Class A
	6,200,000	0.630	07/15/27	6,137,193
Barclays Dryrock Issuance Trust Series 2022-1, Class A
	2,350,000	3.070	02/15/28	2,305,207

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Credit Card – (continued)
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
	$5,990,000	5.230%	12/08/27	$ 5,978,025
Evergreen Credit Card Trust Series 2021-1, Class A(b)
	8,275,000	0.900	10/15/26	8,161,678

			22,582,103

Student Loan(c) – 4.5%
Access Group, Inc. Series 2013-1, Class A(b) (1 mo. USD Term SOFR + 0.614%)
	288,732	5.950	02/25/36	285,651
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.420%)
	2,350,000	6.745	04/20/36	2,360,833
Contego CLO VII DAC Series 7X, Class A (3 mo. EUR EURIBOR + 0.930%)
EUR	2,150,000	4.822	05/14/32	2,299,430
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.830%)
	$2,100,000	7.159	01/15/37	2,118,591
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1 mo. USD Term SOFR + 1.314%)
	1,082,204	6.650	12/27/66	1,080,822
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	681,239	6.150	02/25/39	673,735
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	1,875,000	6.846	04/18/37	1,880,625
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	588,664	6.510	07/25/45	588,850
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
	540,892	6.219	03/25/51	540,840
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2(b) (3 mo. USD Term SOFR + 1.150%)
	1,937,628	6.475	07/20/30	1,937,975
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
	2,463,152	6.525	01/20/32	2,464,150
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
	103,755	6.560	04/25/38	101,618
Navient Student Loan Trust Series 2017-2A, Class A(b) (1 mo. USD Term SOFR + 1.164%)
	1,648,111	6.500	12/27/66	1,652,689
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	1,288,043	6.150	03/26/40	1,280,619
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	6.853	04/20/38	1,510,996
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1 mo. USD Term SOFR + 0.704%)
	1,789,850	6.040	08/25/40	1,768,538

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(c) – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
$325,590	6.350%		07/01/31	$ 325,527
SLC Student Loan Trust Series 2007-1, Class A4 (3 mo. USD Term SOFR + 0.322%)
351,245	5.669		05/15/29	350,570
SLC Student Loan Trust Series 2010-1, Class A (3 mo. USD Term SOFR + 1.137%)
54,044	6.485		11/25/42	54,090

				23,276,149

TOTAL ASSET-BACKED SECURITIES (Cost $129,295,803)				$128,182,733

Mortgage-Backed Obligations – 6.7%
Collateralized Mortgage Obligations – 0.6%
Regular Floater(c) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$249,965	6.048	%(a)	09/15/37	$ 247,549
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
29,060	6.298		06/15/39	29,211
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
31,656	5.748		04/15/37	30,766
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
80,757	5.848		05/15/36	79,722
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
39,842	5.850		09/25/43	39,144
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
118,467	5.950		08/25/36	116,853
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
216,365	6.600		09/25/39	218,407
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
142,396	6.290		04/25/48	141,839

				903,491

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
176,193	6.500		05/15/41	182,417

Sequential Floating Rate(a)(b)(c) – 0.4%
CSMC Trust Series 2021-NQM8, Class A1
267,462	1.841		10/25/66	232,259

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (1 mo. USD Term SOFR + 2.000%)
$264,506	7.335%		04/25/42	$ 268,006
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (1 mo. USD Term SOFR + 1.000%)
566,427	6.335		01/25/42	566,707
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
442,000	6.985		12/25/41	444,895
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
274,996	7.235		04/25/42	277,528
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
122,772	9.235		04/25/43	131,512
Verus Securitization Trust Series 2021-8, Class A1
184,516	1.824		11/25/66	160,465

				2,081,372

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 3,167,280

Commercial Mortgage-Backed Securities – 5.1%
Sequential Fixed Rate(a) – 1.8%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$ 1,350,291
Bank Series 2017-BNK6, Class A3
1,226,034	3.125		07/15/60	1,201,780
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,081,510
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	961,243
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4
514,000	3.504		06/15/57	503,715
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A4
250,000	3.505		04/15/50	246,884
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
3,000,000	3.249		02/15/48	2,961,978

				9,307,401

Sequential Floating Rate(c) – 3.3%
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,350,000	6.675	(a)	12/15/56	1,417,762
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,822,171	6.771	(b)	02/15/39	1,816,157
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,277,584	6.721	(b)	03/15/41	2,266,982

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
$1,100,000	6.343	%(b)	10/15/36	$ 1,087,561
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
76,626	6.144	(b)	01/15/34	75,968
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
652,836	6.079	(b)	10/15/26	645,020
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	6.971	(b)	02/15/41	1,196,113
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
3,695,698	6.145	(b)	11/15/38	3,654,658
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 0.869%)
549,989	6.198	(a)(b)	10/15/38	544,959
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (1 mo. USD Term SOFR + 0.614%)
582,229	5.939	(a)	01/25/26	581,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
402,169	5.929	(a)	02/25/26	401,293
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A
1,575,000	2.949	(b)	09/06/38	1,475,850
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	6.144	(b)	03/15/36	892,254
STWD Trust Series 2021-FLWR, Class A (1 mo. USD Term SOFR + 0.691%)
1,300,000	6.020	(b)	07/15/36	1,282,385

				17,338,900

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 26,646,301

Federal Agencies – 1.0%
Government National Mortgage Association – 0.0%
$1,611	7.000%		04/15/26	$ 1,615

Uniform Mortgage-Backed Security – 1.0%
5,086,818	6.500		06/01/54	5,208,456

TOTAL FEDERAL AGENCIES				$ 5,210,071

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $35,527,695)				$ 35,023,652

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$ 2,225,750
(Cost $2,399,690)

Municipal Debt Obligations – 0.1%
Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
$635,000	0.500%		12/01/24	$ 622,572

Rhode Island(a)(c)(e) – 0.0%
Rhode Island Student Loan Authority RB Series 2014-1 (1 mo. USD Term SOFR + 0.700%)
31,461	6.139		10/02/28	31,220

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $666,355)				$ 653,792

U.S. Treasury Obligations(g) – 4.6%
U.S. Treasury Bills
$8,924,900	0.000	%(f)	07/09/24	$ 8,914,526
1,821,800	0.000		07/11/24	1,819,141
1,174,800	0.000		07/16/24	1,172,226
11,921,500	0.000		08/06/24	11,859,180

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,764,540)				$ 23,765,073

Shares	Dividend Rate			Value

Investment Company(h) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,986,510	5.213%			$ 6,986,510
(Cost $6,986,510)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 94.6% (Cost $499,000,846)				$493,569,380

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 3.3%
Certificates of Deposit(c) – 1.4%
Kookmin Bank (Secured Overnight Financing Rate + 0.600%)
$4,208,000	5.940%		03/20/25	$ 4,213,178
Macquarie Bank Ltd.(b) (Secured Overnight Financing Rate + 0.260%)
966,000	5.600		12/02/24	966,256

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit(c) – (continued)
(Secured Overnight Financing Rate + 0.400%)
$2,151,000	5.740%	06/24/25	$ 2,150,790

			7,330,224

Commercial Paper(g) –1.9%
Dollarama, Inc.(b)
1,052,000	0.000	07/08/24	1,050,378
Enel Finance America LLC(b)
1,713,000	0.000	09/27/24	1,688,922
General Motors Financial Co., Inc.(b)
809,000	0.000	02/03/25	781,359
Intesa Sanpaolo Funding LLC
2,489,000	0.000	01/09/25	2,412,240
LSEGA Financing PLC(b)
1,186,000	0.000	08/22/24	1,176,102
UDR, Inc.(b)
2,620,000	0.000	07/10/24	2,615,233

			9,724,234

TOTAL SHORT-TERM INVESTMENTS (Cost $17,054,562)			$ 17,054,458

TOTAL INVESTMENTS – 97.9% (Cost $516,055,408)			$510,623,838

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			11,187,630

NET ASSETS – 100.0%			$521,811,468

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	4,319,101	EUR	3,990,293	07/30/24	$39,458

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	136	09/30/24	$27,773,750	$(4,135)
5 Year U.S. Treasury Notes	146	09/30/24	15,560,406	92,576

TOTAL FUTURES CONTRACTS				$88,441

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	4.500%(b)	06/20/25	$173,360	$(962,040)	$(506,156)	$(455,884)
12M SOFR(c)	4.730(c)	06/30/26	18,450	77,560	8,282	69,278
4.000%(c)	12M SOFR(c)	06/20/27	56,460	540,641	262,504	278,137
4.301(c)	12M SOFR(c)	11/30/28	36,140	(344,844)	(8,456)	(336,388)

TOTAL				$(688,683)	$(243,826)	$(444,857)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 65.0%
Collateralized Mortgage Obligations – 3.2%
Sequential Fixed Rate – 1.5%
Arroyo Mortgage Trust Series 2022-1, Class A1A
$174,105	2.495	%(a)(b)(c)	12/25/56	$ 161,778
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
89,440	6.500		06/15/31	90,394
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
36,979	6.500		02/15/36	38,178
Federal National Mortgage Association REMICS Series 2011-99, Class DB
183,196	5.000		10/25/41	181,228
Federal National Mortgage Association REMICS Series 2012- 111, Class B
26,474	7.000		10/25/42	27,831
Federal National Mortgage Association REMICS Series 2012- 153, Class B
114,948	7.000		07/25/42	122,782
Federal National Mortgage Association REMICS Series 2011-52, Class GB
195,494	5.000		06/25/41	193,459
Government National Mortgage Association REMICS Series 2021-135, Class A
1,218,090	2.000	(a)	08/20/51	975,437

				1,791,087

Sequential Floating Rate(a)(d) – 1.7%
Angel Oak Mortgage Trust Series 2021-6, Class A1
64,683	1.458	(b)	09/25/66	52,381
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(b)	04/25/65	136,109
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
100,000	5.500	(b)	02/25/55	95,345
CSMC Trust Series 2021-NQM8, Class A1
89,154	1.841	(b)	10/25/66	77,420
CSMC Trust Series 2022-NQM1, Class A1
248,632	2.265	(b)	11/25/66	216,512
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
497,232	2.520	(b)	05/25/52	403,669
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
245,456	5.990	(b)	07/25/64	247,144
JP Morgan Mortgage Trust Series 2024-3, Class A4
387,166	3.000	(b)	05/25/54	338,732
JP Morgan Mortgage Trust Series 2024-4, Class A5A
125,000	6.000	(b)	10/25/54	122,748
JP Morgan Mortgage Trust Series 2024-5, Class A6
175,000	6.000	(b)	11/25/54	174,122
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
30,934	6.394		11/25/29	29,726
OBX Trust Series 2022-J2, Class A1
221,773	3.500	(b)	08/25/52	191,453

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(d) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$70,591	1.824	%(b)	11/25/66	$ 61,390

				2,146,751

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 3,937,838

Commercial Mortgage-Backed Securities – 4.8%
Sequential Fixed Rate – 2.2%
Bank Series 2019-BN24, Class A3
$600,000	2.960	%(a)	11/15/62	$ 534,346
Bank Series 2020-BN29, Class A4
600,000	1.997	(a)	11/15/53	480,809
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(a)	02/15/50	142,930
BBCMS Mortgage Trust Series 2024-C24, Class A5
175,000	5.419	(a)	02/15/57	176,287
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(a)	02/15/57	127,201
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(a)	12/15/56	316,905
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
125,000	3.024	(b)	01/05/39	111,677
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
250,000	2.574	(a)	10/15/54	207,867
One Bryant Park Trust Series 2019-OBP, Class A
230,000	2.516	(b)	09/15/54	195,236
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(a)	04/15/54	419,485

				2,712,743

Sequential Floating Rate(d) – 2.6%
Bank Series 2021-BN37, Class A5
600,000	2.618	(a)	11/15/64	498,496
Bank Series 2021-BN31, Class AS
250,000	2.211	(a)	02/15/54	202,756
Bank5 Series 2023-5YR4, Class AS
100,000	7.274	(a)	12/15/56	105,439
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.942	(a)	11/15/55	103,339
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
225,000	6.671	(b)	03/15/41	223,315
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(a)	02/15/56	221,551
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
215,771	6.721	(b)	03/15/41	214,767
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
225,000	6.870	(b)	03/15/34	224,100
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	6.971	(b)	02/15/41	423,623

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
$150,000	7.419	%(b)	03/15/41	$ 149,813
DC Trust Series 2024-HLTN, Class A
150,000	5.934	(b)	04/13/28	148,169
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
200,000	6.014	(a)	12/15/56	210,087
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
200,000	7.070	(b)	04/15/41	198,601
TYSN Mortgage Trust Series 2023-CRNR, Class A
280,000	6.799	(b)	12/10/33	288,895

				3,212,951

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 5,925,694

Federal Agencies – 57.0%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.1%
(1 yr. CMT + 2.250%)
$113,195	6.320%		09/01/33	$ 114,186

Adjustable Rate Federal National Mortgage Association – 0.4%
(RFUCC 1 yr. Treasury + 1.670%)(d)
12,452	5.920		11/01/32	12,666
108,000	5.920		10/01/33	110,233
(RFUCC 6 mo. Treasury + 1.413%)(d)
178,693	6.538		05/01/33	179,838
(1 yr. CMT + 2.169%)(d)
2,845	6.935		06/01/33	2,870
(1 yr. CMT + 2.193%)(d)
76,581	6.319		02/01/35	77,389
(RFUCC 1 yr. Treasury + 1.389%)(d)
68,758	5.639		09/01/35	69,904

				452,900

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(d)
49	4.000		07/20/24	49
252	3.625		08/20/24	251
172	4.000		08/20/24	172
222	3.625		09/20/24	220
611	4.000		11/20/24	608
297	4.000		12/20/24	295
887	4.500		12/20/24	882
601	4.625		01/20/25	597
622	4.625		02/20/25	618
2,971	4.000		05/20/25	2,950
3,367	4.000		07/20/25	3,334
2,614	4.625		02/20/26	2,584
110	3.625		07/20/26	108
8,526	4.625		01/20/27	8,413
2,209	4.625		02/20/27	2,180
25,455	3.875		04/20/27	25,158
2,000	3.875		05/20/27	1,977
5,483	3.875		06/20/27	5,419
1,669	3.750		11/20/27	1,634
17	4.000		11/20/27	17
4,801	3.750		12/20/27	4,701

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
$11,406	4.625%	01/20/28	$ 11,257
4,050	4.625	02/20/28	3,997
3,576	4.625	03/20/28	3,529
24,270	3.625	07/20/29	23,842
9,169	3.625	08/20/29	9,009
2,367	3.625	09/20/29	2,326
11,367	3.750	10/20/29	11,136
15,079	3.750	11/20/29	14,772
2,886	3.750	12/20/29	2,828
4,969	4.625	01/20/30	4,911
1,271	4.625	02/20/30	1,257
9,198	4.625	03/20/30	9,094
13,377	3.875	04/20/30	13,259
21,290	3.875	05/20/30	21,106
16,667	4.000	05/20/30	16,541
3,945	3.875	06/20/30	3,911
32,849	4.000	07/20/30	32,451
6,100	4.000	09/20/30	6,027
9,623	3.750	10/20/30	9,434
21,294	4.625	03/20/32	21,089

			283,943

Federal Home Loan Mortgage Corp. – 0.3%
9,544	6.500	07/01/28	9,600
65,938	4.500	03/01/29	64,974
5,447	5.000	08/01/33	5,407
830	5.000	09/01/33	823
2,013	5.000	10/01/33	1,998
1,265	5.000	11/01/34	1,256
49,302	5.000	12/01/34	48,948
3,296	5.000	07/01/35	3,273
2	5.000	11/01/35	2
6,949	5.000	12/01/35	6,944
12,601	5.000	02/01/37	12,550
879	5.000	03/01/38	875
30,822	5.000	07/01/39	30,880
5,371	4.000	06/01/40	5,081
2,049	5.000	08/01/40	2,053
596	4.500	11/01/40	580
35,236	4.000	02/01/41	33,321
2,070	5.000	06/01/41	2,072
80,961	5.000	07/01/41	80,487
3,000	4.000	11/01/41	2,847
3,795	3.000	05/01/42	3,372
5,187	3.000	08/01/42	4,608
6,982	3.000	01/01/43	6,241
30,001	3.000	02/01/43	26,801

			354,993

Federal National Mortgage Association – 0.2%
1,376	6.500	11/01/28	1,389
22,718	7.000	07/01/31	23,641
169,000	5.500	07/01/33	170,271

			195,301

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – 20.7%
$6,879	7.000%	12/15/27		$ 6,922
3,238	6.500	08/15/28		3,269
17,130	6.000	01/15/29		17,316
38,950	7.000	10/15/29		39,683
11,118	5.500	11/15/32		11,204
284,229	5.500	12/15/32		287,136
3,507	5.500	01/15/33		3,528
16,608	5.500	02/15/33		16,785
16,764	5.500	03/15/33		16,931
21,490	5.500	07/15/33		21,670
8,107	5.500	08/15/33		8,185
3,380	5.500	09/15/33		3,402
8,370	5.500	04/15/34		8,453
7,046	5.500	05/15/34		7,112
110,885	5.500	06/15/34		112,354
79,090	5.500	09/15/34		80,209
75,105	5.500	12/15/34		76,234
64,823	5.500	01/15/35		65,831
25,037	5.000	03/15/38		25,026
2,427	4.000	02/20/41		2,305
3,876	4.000	11/20/41		3,677
648	4.000	01/20/42		615
2,060	4.000	04/20/42		1,953
1,302	4.000	10/20/42		1,234
141,496	4.000	08/20/43		133,906
1,837	4.000	03/20/44		1,737
2,266	4.000	05/20/44		2,143
157,702	4.000	11/20/44		148,394
705,009	4.000	06/20/45		663,399
156,527	4.000	01/20/46		147,093
107,571	4.500	02/20/48		103,994
56,407	5.000	08/20/48		55,696
471,160	5.000	10/20/48		464,338
261,593	5.000	11/20/48		257,806
408,453	5.000	12/20/48		402,028
566,596	5.000	01/20/49		557,685
699,813	4.000	02/20/49		653,917
359,072	5.000	03/20/49		353,873
1,851,478	3.000	11/20/49		1,624,306
1,187,433	3.000	02/20/50		1,041,079
392,009	3.000	03/20/50		343,993
125,569	3.500	01/20/51		113,328
537,518	2.500	11/20/51		447,463
797,525	3.000	12/20/51		695,821
307,269	2.500	12/20/51		255,789
896,924	3.500	02/20/53		809,538
4,000,000	2.500	TBA-30yr	(e)	3,363,958
6,000,000	2.000	TBA-30yr	(e)	4,858,417
2,000,000	4.500	TBA-30yr	(e)	1,901,142
4,000,000	6.000	TBA-30yr	(e)	4,017,188
1,000,000	7.000	TBA-30yr	(e)	1,018,070

				25,257,135

Uniform Mortgage-Backed Security – 35.1%
630	4.500	07/01/36		614
699	4.500	04/01/39		679
3,483	4.500	05/01/39		3,394
1,389	4.000	08/01/39		1,312

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$6,892	4.500%	08/01/39		$ 6,716
116,859	4.500	12/01/39		113,866
6,999	4.500	01/01/41		6,798
6,791	4.500	05/01/41		6,589
36,217	4.500	08/01/41		35,239
63,360	4.500	08/01/42		61,595
6,005	3.000	11/01/42		5,360
78,310	3.000	12/01/42		70,405
201,896	3.000	01/01/43		181,039
37,583	3.000	02/01/43		33,680
262,516	3.000	03/01/43		234,543
440,231	3.000	04/01/43		392,900
278,085	3.000	05/01/43		247,975
53,684	3.000	06/01/43		47,791
435,676	3.000	07/01/43		388,213
347,059	4.500	10/01/44		335,622
428,095	4.500	04/01/45		414,280
52,856	4.500	05/01/45		51,100
195,687	4.500	06/01/45		189,248
171,189	4.000	11/01/45		159,880
57,851	4.000	03/01/46		53,992
4,300	4.500	05/01/46		4,137
31,844	4.000	06/01/46		29,704
47,877	4.500	08/01/46		46,063
9,306	4.000	08/01/46		8,681
75,625	4.000	10/01/46		70,542
16,216	4.500	06/01/47		15,637
513,226	4.500	11/01/47		493,616
181,678	4.000	12/01/47		169,927
168,286	4.000	01/01/48		157,401
635,556	4.000	02/01/48		593,748
441,251	4.000	03/01/48		411,608
513,804	4.000	06/01/48		480,250
164,291	4.000	08/01/48		153,151
720,383	5.000	11/01/48		711,820
912,514	4.500	01/01/49		871,374
254,489	4.500	03/01/49		242,936
657,423	4.500	04/01/49		628,605
45,682	3.500	07/01/49		41,157
1,080,800	3.000	09/01/49		940,226
1,585,905	4.500	03/01/50		1,522,414
2,551,405	2.500	09/01/50		2,130,934
2,774,726	2.000	10/01/50		2,187,781
2,775,258	2.000	11/01/50		2,187,449
942,096	2.500	11/01/50		783,306
1,805,135	2.500	02/01/51		1,483,549
2,560,519	2.500	05/01/51		2,129,744
6,037	4.500	05/01/51		5,761
795,558	2.000	05/01/51		625,277
4,384,735	2.000	12/01/51		3,443,130
2,752,039	2.000	02/01/52		2,160,304
206,625	4.500	04/01/52		195,082
886,550	5.500	09/01/52		883,946
1,014,656	6.000	11/01/52		1,030,099
183,023	6.000	12/01/52		186,381
937,333	4.500	05/01/53		893,316
1,000,000	2.500	TBA-30yr	(e)	816,719
6,000,000	3.000	TBA-30yr	(e)	5,105,628

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$3,000,000	5.500%	TBA-30yr	(e)	$ 2,958,867
2,000,000	6.500	TBA-30yr	(e)	2,035,468
1,000,000	7.000	TBA-30yr	(e)	1,028,132

				42,906,700

TOTAL FEDERAL AGENCIES				$ 69,565,158

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $83,438,959)				$ 79,428,690

Agency Debentures – 22.3%
Sovereign – 22.3%
Federal Home Loan Banks
$3,620,000	3.500%	06/11/32		$ 3,328,662
Federal National Mortgage Association
4,000,000	6.625	11/15/30		4,467,280
Tennessee Valley Authority
20,150,000	0.750	05/15/25		19,380,069

TOTAL AGENCY DEBENTURES (Cost $28,715,114)				$ 27,176,011

Asset-Backed Securities(a)(b) – 2.3%
Automotive(c) – 0.3%
Ford Credit Auto Owner Trust Series 2024-1, Class A
$325,000	4.870%	08/15/36		$ 322,162

Collateralized Loan Obligations(d) – 0.7%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57		931,658

Student Loan(d) – 1.3%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
764,314	6.250	09/25/68		759,032
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
849,657	6.100	01/30/45		844,095

				1,603,127

TOTAL ASSET-BACKED SECURITIES (Cost $2,978,171)				$ 2,856,947

Municipal Debt Obligations – 1.8%
New Jersey – 1.8%
New Jersey Economic Development Authority
$2,000,000	7.425%	02/15/29		$ 2,130,550
(Cost $2,000,000)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 30.1%
U.S. Treasury Bonds
$840,000	4.750%	02/15/41	$ 862,313
3,830,000	3.625	02/15/44	3,317,139
7,740,000	3.375	05/15/44	6,448,387
3,320,000	3.125	08/15/44	2,652,369
2,380,000	2.875	11/15/46	1,786,488
310,000	4.125	08/15/53	288,736
U.S. Treasury Inflation-Indexed Bonds
305,857	1.500	02/15/53	257,051
U.S. Treasury Notes
4,350,000	0.625	11/30/27	3,823,922
4,710,000	1.250	03/31/28	4,194,108
40,000	4.125	03/31/29	39,597
1,620,000	4.250	06/30/29	1,613,229
1,727,600	3.625	03/31/30	1,663,625
692,800	0.625	05/15/30	559,977
9,555,300	3.750	05/31/30	9,254,457

TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,348,730)			$ 36,761,398

TOTAL INVESTMENTS – 121.5% (Cost $158,480,974)			$148,353,596

OTHER ASSETS IN EXCESS OF LIABILITIES – (21.5)%			(26,219,374)

NET ASSETS – 100.0%			$122,134,222

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $27,103,589 which represents approximately 22.4% of net assets as of June 30, 2024.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	08/15/24	$(2,000,000)	$(1,744,754)
Government National Mortgage Association	3.000	TBA - 30yr	07/15/24	(1,000,000)	(871,986)
Government National Mortgage Association	4.000	TBA - 30yr	07/15/24	(1,000,000)	(924,136)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/24	(1,000,000)	(973,643)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/24	(9,000,000)	(7,038,984)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/24	(2,000,000)	(1,829,688)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/24	(6,000,000)	(5,655,702)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	07/15/24	(1,000,000)	(1,002,813)

(PROCEEDS RECEIVED: $(20,100,469))					$(20,041,706)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	67	09/19/24	$7,368,953	$42,817
5 Year U.S. Treasury Notes	159	09/30/24	16,945,922	105,583

Total				$148,400

Short position contracts:
2 Year U.S. Treasury Notes	(12)	09/30/24	(2,450,625)	(4,686)
20 Year U.S. Treasury Bonds	(9)	09/19/24	(1,064,812)	(1,240)
Ultra 10-Year U.S. Treasury Note	(4)	09/19/24	(454,125)	(4,953)
Ultra Long U.S. Treasury Bonds	(5)	09/19/24	(626,719)	(2,455)

Total				$(13,334)

TOTAL FUTURES CONTRACTS				$135,066

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.430%(a)	12/31/24	$10		$(90)	$(1)	$(89)
12M SOFR(a)	4.746(a)	03/31/26	8,350		4,130	(3,627)	7,757
4.223%(b)	12M SOFR(b)	04/11/26	1,170	(c)	340	(181)	521
4.426(b)	12M SOFR(b)	04/16/26	2,050	(c)	(3,473)	804	(4,277)
4.172(b)	12M SOFR(b)	05/20/26	1,200	(c)	66	195	(129)
12M SOFR(a)	4.730(a)	06/30/26	6,650	(c)	27,955	2,519	25,436
3.490(a)	12M SOFR(a)	05/28/27	10		248	(21)	269
4.335(a)	12M SOFR(a)	11/30/27	4,360		(7,390)	4,351	(11,741)
4.290(a)	12M SOFR(a)	03/31/28	4,340		(8,790)	4,695	(13,485)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	3.804%(a)	04/13/28	$2,490	(c)	$2,879	$768	$2,111
4.301%(a)	12M SOFR(a)	11/30/28	13,020	(c)	(124,235)	(3,440)	(120,795)
12M SOFR(a)	4.024(a)	04/16/30	3,540	(c)	30,199	(15,312)	45,511
2.680(a)	12M SOFR(a)	07/28/32	2,240		93,605	13,760	79,845
12M SOFR(a)	3.789(a)	05/21/34	2,010	(c)	(1,591)	297	(1,888)
3.992(a)	12M SOFR(a)	04/16/35	1,950	(c)	(23,937)	10,871	(34,808)
12M SOFR(a)	2.910(a)	07/28/37	5,690		(192,442)	(93,958)	(98,484)
12M SOFR(a)	3.391(a)	05/10/38	850	(c)	(15,493)	(11,810)	(3,683)
2.080(a)	12M SOFR(a)	07/28/47	5,870		182,788	75,407	107,381
2.564(a)	12M SOFR(a)	05/11/53	820		21,114	203	20,911
3.380(a)	12M SOFR(a)	04/11/54	690	(c)	234	(1,011)	1,245
3.343(a)	12M SOFR(a)	05/20/54	1,170	(c)	2,511	1,688	823

TOTAL					$(11,372)	$(13,803)	$2,431

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 98.9%
U.S. Treasury Inflation-Indexed Bonds
$11,865,008	2.125	%(a)	02/15/40	$ 11,737,089
11,887,029	1.000		02/15/48	9,095,899
22,208,924	1.500		02/15/53	18,665,039
2,318,850	2.125		02/15/54	2,255,354
U.S. Treasury Inflation-Indexed Notes
678,593	0.375	(a)	07/15/25	661,495
46,909,214	0.125	(a)	07/15/26	44,834,948
8,578,789	0.375		01/15/27	8,156,886
23,479,278	0.375		07/15/27	22,284,220
36,504,130	1.625		10/15/27	35,925,197
20,945,808	1.250		04/15/28	20,238,887
12,661,527	2.375		10/15/28	12,832,160
1,823,912	0.125		07/15/31	1,601,409
5,609,594	1.125		01/15/33	5,190,189
25,261,505	1.375		07/15/33	23,861,268
19,340,616	1.750		01/15/34	18,775,507
U.S. Treasury Notes
3,210,000	4.250		06/30/29	3,196,583

TOTAL U.S. TREASURY OBLIGATIONS (Cost $244,995,017)				$239,312,130

Shares	Dividend Rate	Value

Investment Company(b) –0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
444,160	5.213%	$ 444,160
(Cost $ 444,160)

TOTAL INVESTMENTS – 99.1% (Cost $ 245,439,177)		$239,756,290

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		2,081,797

NET ASSETS – 100.0%		$241,838,087

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	347	09/19/24	$38,164,578	$274,995
5 Year U.S. Treasury Notes	465	09/30/24	49,558,828	287,802
Ultra 10-Year U.S. Treasury Note	16	09/19/24	1,816,500	17,256

Total				$580,053

Short position contracts:
2 Year U.S. Treasury Notes	(137)	09/30/24	(27,977,969)	$(21,499)
20 Year U.S. Treasury Bonds	(69)	09/19/24	(8,163,562)	(103,502)
Ultra Long U.S. Treasury Bonds	(100)	09/19/24	(12,534,375)	(149,764)

Total				$(274,765)

TOTAL FUTURES CONTRACTS				$305,288

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.103%(a)	1T CPI-U(a)	12/14/24	$10,000		$1,208,451	$9	$1,208,442
4.430(b)	12M SOFR(b)	12/31/24	10		109	(13)	122
2.007(a)	1T CPI-U(a)	02/07/26	6,300		798,030	19	798,011
4.223(a)	12M SOFR(a)	04/11/26	5,900	(c)	1,713	(44)	1,757
4.426(a)	12M SOFR(a)	04/16/26	7,990	(c)	(13,534)	3,119	(16,653)
4.172(a)	12M SOFR(a)	05/20/26	4,870	(c)	269	304	(35)
12M SOFR(b)	4.730%(b)	06/30/26	25,670	(c)	107,911	9,726	98,185
12M SOFR(b)	3.490(b)	05/31/27	10		(279)	(22)	(257)
12M SOFR(b)	3.804(b)	04/13/28	12,640	(c)	14,618	3,437	11,181
4.301(b)	12M SOFR(b)	11/30/28	50,320	(c)	(480,149)	(13,297)	(466,852)
1T CPI-U(a)	2.103(a)	02/07/29	6,300		(816,237)	44	(816,281)
12M SOFR(b)	4.024(b)	04/16/30	13,810	(c)	117,811	(59,532)	177,343
2.680(b)	12M SOFR(b)	07/28/32	9,220	(c)	385,288	66,686	318,602
12M SOFR(b)	3.789(b)	05/21/34	8,120	(c)	(6,429)	3,191	(9,620)
3.992(b)	12M SOFR(b)	04/16/35	7,630	(c)	(93,662)	42,536	(136,198)
12M SOFR(b)	2.910(b)	07/28/37	25,130	(c)	(849,924)	(445,134)	(404,790)
12M SOFR(b)	3.391(b)	05/10/38	3,290	(c)	(59,969)	(94,198)	34,229
2.080(b)	12M SOFR(b)	07/28/47	25,380	(c)	790,316	320,869	469,447
2.564(b)	12M SOFR(b)	05/11/53	3,180	(c)	81,882	(2,404)	84,286
3.380(b)	12M SOFR(b)	04/11/54	3,480	(c)	1,179	(2,090)	3,269
3.343(b)	12M SOFR(b)	05/20/54	4,650	(c)	9,978	4,303	5,675

TOTAL					$1,197,372	$(162,491)	$1,359,863

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.

Currency Abbreviations:
USD	— U.S. Dollar

Abbreviations:
CPI U	— Consumer Price Index For All Urban Consumers
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 57.8%
Aerospace & Defense(a) – 1.9%
Boeing Co.
$10,068,000	4.875%		05/01/25	$ 9,961,581
5,400,000	2.600		10/30/25	5,163,696
6,455,000	5.150		05/01/30	6,197,187
Howmet Aerospace, Inc.
1,265,000	6.875		05/01/25	1,274,412

				22,596,876

Agriculture(a) – 0.6%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,497,760

Automotive – 2.7%
Ford Motor Credit Co. LLC(a)
5,639,000	2.300		02/10/25	5,511,728
250,000	4.687		06/09/25	247,150
3,785,000	4.542		08/01/26	3,685,417
General Motors Financial Co., Inc.(a)
8,800,000	1.500		06/10/26	8,150,560
Goodyear Tire & Rubber Co.(a)
3,235,000	9.500		05/31/25	3,242,052
Hyundai Capital America(b)
2,350,000	5.800		06/26/25	2,353,055
Volkswagen Group of America Finance LLC(b)
2,955,000	3.350		05/13/25	2,897,939
5,800,000	3.950		06/06/25	5,709,868
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	888,291

				32,686,060

Banks – 23.7%
Banco Santander SA
1,600,000	2.746		05/28/25	1,558,432
Bank of America Corp.
23,950,000	3.950		04/21/25	23,601,288
(Secured Overnight Financing Rate + 1.990%)
7,000,000	6.204	(a)(c)	11/10/28	7,205,800
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948	(a)(c)	07/22/28	6,942,670
Barclays PLC (a)(c)
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674		03/12/28	3,119,205
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829		05/09/27	2,447,543
(Secured Overnight Financing Rate + 2.714%)
3,600,000	2.852		05/07/26	3,509,676
BNP Paribas SA(b)
10,000,000	4.375		09/28/25	9,815,700
(Secured Overnight Financing Rate + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,166,434
BPCE SA (a)(b)(c) (Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652		10/06/26	3,476,991
Canadian Imperial Bank of Commerce
3,860,000	5.615		07/17/26	3,879,454
Citigroup, Inc.
1,800,000	4.600		03/09/26	1,771,362
(5 yr. CMT + 3.597%)
3,200,000	4.000	(a)(c)	12/10/25	3,069,088

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 0.694%)
$15,075,000	2.014	%(a)(c)	01/25/26	$ 14,753,149
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	(a)(c)	02/24/28	6,606,880
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	(a)(c)	05/24/28	6,886,810
(Secured Overnight Financing Rate + 2.842%)
14,275,000	3.106	(a)(c)	04/08/26	13,985,503
Citizens Financial Group, Inc.(a)(c) (5 yr. CMT + 5.313%)
1,000,000	5.650		10/06/25	971,100
Comerica, Inc.(a)(c) (5 yr. CMT + 5.291%)
2,237,000	5.625		07/01/25	2,190,247
Credit Agricole SA
5,700,000	4.375		03/17/25	5,628,180
(5 yr. USD Swap + 6.185%)
2,410,000	8.125	(a)(b)(c)	12/23/25	2,444,198
Deutsche Bank AG(a)(c) (Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706		02/08/28	3,129,075
Fifth Third Bancorp(a)
690,000	2.375		01/28/25	676,752
First Horizon Corp.(a)
1,500,000	4.000		05/26/25	1,471,050
First-Citizens Bank & Trust Co.(a)(c) (3 mo. USD Term SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,038,943
HSBC Holdings PLC(a)(c)
(Secured Overnight Financing Rate + 1.538%)
8,675,000	1.645		04/18/26	8,395,752
(Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390		11/03/28	3,114,632
ING Groep NV
5,000,000	4.625	(b)	01/06/26	4,944,500
(1 yr. CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,549,692
(5 yr. USD Swap + 4.446%)
2,440,000	6.500	(a)(c)	04/16/25	2,421,090
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.585%)
22,175,000	2.005		03/13/26	21,603,328
(Secured Overnight Financing Rate + 0.605%)
3,446,000	1.561		12/10/25	3,382,456
(Secured Overnight Financing Rate + 0.800%)
9,200,000	1.045		11/19/26	8,644,504
(Secured Overnight Financing Rate + 1.850%)
6,360,000	2.083		04/22/26	6,176,514
KeyBank NA
2,515,000	4.150		08/08/25	2,466,486
Lloyds Banking Group PLC
1,525,000	4.500		11/04/24	1,515,530
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
2,100,000	1.340		01/12/27	1,965,978
Mitsubishi UFJ Financial Group, Inc.
1,279,000	1.412		07/17/25	1,225,487
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 0.720%)
4,025,000	0.985		12/10/26	3,765,307

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.990%)
$20,275,000	2.188%	04/28/26	$ 19,700,406
NatWest Group PLC(a)(c) (5 yr. USD Swap + 5.720%)
2,445,000	8.000	08/10/25	2,462,580
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519	01/19/28	3,119,033
Truist Financial Corp.(a)(c) (5 yr. CMT + 4.605%)
3,200,000	4.950	09/01/25	3,137,216
UBS AG
11,225,000	3.700	02/21/25	11,084,463
675,000	2.950	04/09/25	661,405
UBS Group AG(a)(b)(c) (Secured Overnight Financing Rate + 2.044%)
9,600,000	2.193	06/05/26	9,281,568
Wells Fargo & Co.(a)(c)
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,675,550
(Secured Overnight Financing Rate + 1.560%)
9,910,000	4.540	08/15/26	9,786,125
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	6,898,430
(Secured Overnight Financing Rate + 2.000%)
7,200,000	2.188	04/30/26	6,991,776
Westpac New Zealand Ltd.(b)
2,265,000	4.902	02/15/28	2,245,747

			289,561,085

Beverages(a)(b) – 0.3%
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,408,365

Building Materials(a)(b) – 0.0%
JELD-WEN, Inc.
125,000	4.875	12/15/27	118,048
Summit Materials LLC/Summit Materials Finance Corp.
115,000	6.500	03/15/27	115,200

			233,248

Chemicals(a) – 0.9%
Celanese U.S. Holdings LLC
3,665,000	6.165	07/15/27	3,719,682
International Flavors & Fragrances, Inc.(b)
5,225,000	1.230	10/01/25	4,943,216
OCI NV(b)
1,043,000	4.625	10/15/25	1,025,332
SNF Group SACA(b)
1,650,000	3.125	03/15/27	1,518,808

			11,207,038

Commercial Services(a) – 0.3%
Brink’s Co.(b)
915,000	6.500	06/15/29	924,901
Global Payments, Inc.
3,175,000	1.200	03/01/26	2,955,766

			3,880,667

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – 0.1%
NetApp, Inc.
$1,300,000	1.875%	06/22/25	$ 1,252,810

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
5,925,000	3.500	01/15/25	5,849,219
640,000	6.500	07/15/25	645,517
5,000,000	6.150	09/30/30	5,170,150
Air Lease Corp.(a)
7,038,000	2.300	02/01/25	6,884,924
1,100,000	3.375	07/01/25	1,074,931
5,175,000	1.875	08/15/26	4,799,036
Aviation Capital Group LLC(a)(b)
1,725,000	1.950	01/30/26	1,623,242
Avolon Holdings Funding Ltd.(a)(b)
2,075,000	2.875	02/15/25	2,033,189
Charles Schwab Corp.(a)(c) (5 yr. CMT + 4.971%)
3,100,000	5.375	06/01/25	3,065,745
Macquarie Airfinance Holdings Ltd.(a)(b)
260,000	6.400	03/26/29	264,620
Nasdaq, Inc.
1,300,000	5.650	06/28/25	1,300,702
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,677,671
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a)(b)
10,460,000	2.875	10/15/26	9,755,728
Synchrony Financial(a)
4,260,000	4.875	06/13/25	4,216,293

			49,360,967

Electrical(a) – 1.8%
Avangrid, Inc.
1,375,000	3.200	04/15/25	1,346,359
DTE Energy Co.
2,375,000	1.050	06/01/25	2,276,485
Emera, Inc.(c) (3 mo. USD LIBOR + 5.440%)
3,105,000	6.750	06/15/76	3,086,091
Enel Finance International NV(b)
7,875,000	1.375	07/12/26	7,289,257
Entergy Corp.
2,800,000	0.900	09/15/25	2,649,808
Vistra Operations Co. LLC(b)
2,325,000	3.550	07/15/24	2,321,977
2,965,000	5.000	07/31/27	2,868,786

			21,838,763

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,490,940

Electronics(b) –0.3%
Sensata Technologies BV
3,000,000	5.000	10/01/25	3,026,760

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch BV
182,000	3.850	03/29/26	171,819

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(a)(b) – (continued)
Greenko Wind Projects Mauritius Ltd.
$200,000	5.500%		04/06/25	$ 197,250

				369,069

Engineering & Construction(a) – 0.3%
AECOM
2,750,000	5.125		03/15/27	2,700,115
MasTec, Inc.
754,000	5.900		06/15/29	757,582

				3,457,697

Entertainment – 0.7%
Caesars Entertainment, Inc.(a)(b)
3,500,000	4.625		10/15/29	3,207,820
Six Flags Theme Parks, Inc.(a)(b)
1,125,000	7.000		07/01/25	1,127,464
Warnermedia Holdings, Inc.
3,735,000	3.638		03/15/25	3,675,165

				8,010,449

Environmental(a)(b) – 1.0%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,842,675
4,860,000	5.125		12/15/26	4,799,590
Veralto Corp.
3,650,000	5.500		09/18/26	3,648,832

				12,291,097

Food & Drug Retailing – 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC(a)(b)
3,630,000	3.250		03/15/26	3,482,005
110,000	7.500		03/15/26	111,425
Campbell Soup Co.
3,700,000	5.200		03/19/27	3,705,328

				7,298,758

Gas(a) – 0.8%
NiSource, Inc.
10,050,000	0.950		08/15/25	9,547,098

Healthcare Providers & Services – 2.2%
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,814,120
8,410,000	2.450		07/15/28	7,468,332
HCA, Inc.
7,810,000	5.375		02/01/25	7,781,806
6,000,000	5.875	(a)	02/15/26	6,010,620
3,650,000	5.625	(a)	09/01/28	3,681,974

				26,756,852

Housewares(a) – 0.2%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,731,608

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – 0.5%
Athene Global Funding
$305,000	1.450%	01/08/26	$ 286,419
Equitable Financial Life Global Funding
1,550,000	1.400	07/07/25	1,484,745
Great-West Lifeco U.S. Finance 2020 LP(a)
2,000,000	0.904	08/12/25	1,900,620
QBE Insurance Group Ltd.(a)(c) (5 yr. CMT + 5.513%)
3,000,000	5.875	05/12/25	2,968,920

			6,640,704

Internet(a)(b) – 0.8%
Gen Digital, Inc.
3,110,000	6.750	09/30/27	3,146,325
Prosus NV
7,030,000	3.257	01/19/27	6,562,856

			9,709,181

Investment Companies – 0.7%
Blackstone Private Credit Fund
6,000,000	4.700	03/24/25	5,929,740
Blue Owl Credit Income Corp.(a)
3,355,000	3.125	09/23/26	3,110,957

			9,040,697

Iron/Steel – 0.1%
POSCO(b)
310,000	5.750	01/17/28	313,681
Steel Dynamics, Inc.(a)
345,000	2.400	06/15/25	334,257

			647,938

Leisure Time(a)(b) – 0.2%
Carnival Corp.
2,280,000	5.750	03/01/27	2,254,213

Machinery-Diversified(a) – 1.4%
Ingersoll Rand, Inc.
17,330,000	5.197	06/15/27	17,373,845

Media(a) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,911,000	4.908	07/23/25	2,886,169

Mining(a)(b) – 0.7%
Glencore Funding LLC
4,200,000	1.625	09/01/25	4,006,632
5,000,000	5.371	04/04/29	4,974,700

			8,981,332

Miscellaneous Manufacturing(a) – 1.0%
Amsted Industries, Inc.(b)
2,754,000	5.625	07/01/27	2,716,601
Hillenbrand, Inc.
1,191,000	6.250	02/15/29	1,197,574
Teledyne Technologies, Inc.
9,375,000	1.600	04/01/26	8,767,312

			12,681,487

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National(a)(b) – 0.2%
African Export-Import Bank
$1,050,000	2.634%		05/17/26	$ 983,314
1,130,000	3.798		05/17/31	963,698

				1,947,012

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
1,501,000	5.000		08/15/25	1,473,877

Oil Field Services – 1.1%
Canadian Natural Resources Ltd.(a)
1,875,000	2.050		07/15/25	1,806,675
Crescent Energy Finance LLC(a)(b)
2,200,000	9.250		02/15/28	2,323,926
Petroleos Mexicanos
210,000	6.875	(a)	10/16/25	208,656
200,000	6.500		01/23/29	180,500
300,000	8.750	(a)	06/02/29	294,563
QatarEnergy(a)
2,160,000	1.375		09/12/26	1,987,200
Saudi Arabian Oil Co.(a)
2,130,000	1.625		11/24/25	2,019,506
Sunoco LP(a)(b)
1,740,000	7.000		05/01/29	1,783,935
Sunoco LP/Sunoco Finance Corp.(a)(b)
2,300,000	7.000		09/15/28	2,357,914

				12,962,875

Packaging(a) – 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
1,165,000	6.000		06/15/27	1,141,723
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,007,264
Silgan Holdings, Inc.(b)
1,925,000	1.400		04/01/26	1,783,667

				5,932,654

Pharmaceuticals(a) – 0.3%
Perrigo Finance Unlimited Co.
1,184,000	3.900		12/15/24	1,166,583
PRA Health Sciences, Inc.(b)
3,144,000	2.875		07/15/26	2,984,694

				4,151,277

Pipelines(a) – 2.4%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,700,139
DCP Midstream Operating LP
2,956,000	5.375		07/15/25	2,944,324
2,690,000	5.625		07/15/27	2,717,949
Hess Midstream Operations LP(b)
710,000	6.500		06/01/29	719,514
Kinetik Holdings LP(b)
1,700,000	6.625		12/15/28	1,726,945
MPLX LP
8,300,000	1.750		03/01/26	7,803,328

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
NGPL PipeCo LLC(b)
$410,000	4.875%	08/15/27	$ 400,750
NuStar Logistics LP
7,500,000	5.750	10/01/25	7,456,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875	01/15/29	2,789,714

			29,259,388

Real Estate(a)(b)(d) – 0.0%
Sunac China Holdings Ltd.
(PIK 6.000%, Cash 5.000%)
12,553	6.000	09/30/26	1,600
37,842	7.000	09/30/29	3,406
(PIK 6.250%, Cash 5.250%)
12,568	6.250	09/30/27	1,400
(PIK 6.500%, Cash 5.500%)
25,166	6.500	09/30/27	2,614
(PIK 6.750%, Cash 5.750%)
37,796	6.750	09/30/28	3,685
(PIK 7.250%, Cash 6.250%)
17,800	7.250	09/30/30	1,513
(PIK 7.800%, Cash 1.000%)
21,848	1.000	09/30/32	1,311

			15,529

Real Estate Investment Trust(a) – 1.6%
American Tower Corp.
1,150,000	2.400	03/15/25	1,122,768
1,400,000	1.300	09/15/25	1,330,672
Crown Castle, Inc.
1,750,000	1.350	07/15/25	1,674,400
MPT Operating Partnership LP/MPT Finance Corp.
7,785,000	5.250	08/01/26	7,086,763
Retail Opportunity Investments Partnership LP
3,250,000	6.750	10/15/28	3,363,945
VICI Properties LP/VICI Note Co., Inc.(b)
4,590,000	3.500	02/15/25	4,528,953

			19,107,501

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc.(b)
2,705,000	6.125	06/15/29	2,713,872
Murphy Oil USA, Inc.
3,670,000	5.625	05/01/27	3,627,538
Penske Automotive Group, Inc.
3,310,000	3.500	09/01/25	3,223,940

			9,565,350

Semiconductors(a) – 0.2%
Skyworks Solutions, Inc.
2,425,000	1.800	06/01/26	2,254,620

Software – 0.8%
Fair Isaac Corp.(a)(b)
2,705,000	5.250	05/15/26	2,675,164
Infor, Inc.(a)(b)
1,075,000	1.750	07/15/25	1,029,968

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp.
$3,575,000	5.800%	11/10/25	$ 3,592,661
PTC, Inc.(a)(b)
2,085,000	3.625	02/15/25	2,058,958

			9,356,751

Telecommunication Services(a) – 0.6%
T-Mobile USA, Inc.
7,145,000	3.500	04/15/25	7,025,035

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875	12/15/27	2,824,487

Trucking & Leasing(a)(b) – 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200	11/15/25	4,663,444
1,690,000	5.350	01/12/27	1,687,499
5,000,000	3.350	11/01/29	4,535,350

			10,886,293

TOTAL CORPORATE OBLIGATIONS (Cost $724,220,220)			$ 705,482,182

Asset-Backed Securities(a) – 20.3%
Automotive – 2.6%
Bank of America Auto Trust Series 2023-2A, Class A2(b)
$2,352,496	5.850%	08/17/26	$ 2,353,893
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
1,900,000	5.630	10/15/26	1,898,122
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
7,000,000	5.240	07/15/26	6,984,254
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(e)
3,200,000	4.870	08/15/36	3,172,060
Nissan Auto Lease Trust Series 2024-A, Class A2A
6,350,000	5.110	10/15/26	6,327,041
Nissan Auto Receivables Owner Trust Series 2023-A, Class A2A
1,880,132	5.340	02/17/26	1,878,730
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
3,996,555	0.710	04/15/26	3,915,213
World Omni Auto Receivables Trust Series 2023-B, Class A2A
1,643,429	5.250	11/16/26	1,641,476
World Omni Auto Receivables Trust Series 2024-B, Class A2A
3,850,000	5.480	09/15/27	3,847,968

			32,018,757

Collateralized Loan Obligations – 11.3%
37 Capital CLO 1 Ltd. Series 2021-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
3,700,000	6.790	10/15/34	3,701,950
37 Capital CLO 4 Ltd. Series 2023-2A, Class D(b)(c) (3 mo. USD Term SOFR + 5.500%)
1,900,000	10.867	01/15/34	1,938,277
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.272%)
2,024,685	6.601	04/30/31	2,026,230

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	$7,600,000	6.786%	07/20/34	$ 7,611,096
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
	8,200,000	6.786	10/20/34	8,203,961
Barings CLO Ltd. Series 2023-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.750%)
	4,800,000	7.075	04/20/36	4,831,531
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c) (3 mo. USD Term SOFR + 2.050%)
	3,600,000	7.377	10/18/36	3,645,734
CIFC Funding Ltd. Series 2018-2A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.302%)
	2,486,323	6.626	04/20/31	2,489,913
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	12.966	01/20/37	2,083,581
CQS U.S. CLO Ltd. Series 2021-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.482%)
	4,500,000	6.806	01/20/35	4,500,900
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.452%)
	2,500,000	6.776	07/20/34	2,500,500
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	1,100,000	6.922	04/20/37	1,103,590
Dunedin Park CLO DAC Series 1X, Class AR(c) (3 mo. EUR EURIBOR + 0.980%)
EUR	4,750,000	4.806	11/20/34	5,064,952
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c) (3 mo. USD Term SOFR + 1.570%)
	$3,700,000	6.891	07/20/37	3,714,345
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(b)(c) (3 mo. USD Term SOFR + 1.712%)
	5,775,000	7.041	11/30/32	5,777,356
Halseypoint CLO 6 Ltd. Series 2022-6A, Class D(b)(c) (3 mo. USD Term SOFR + 5.690%)
	1,200,000	11.015	10/20/34	1,214,518
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b)(c) (3 mo. USD Term SOFR + 1.612%)
	3,500,000	6.936	01/20/33	3,502,013
Invesco CLO Ltd. Series 2021-2A, Class A(b)(c) (3 mo. USD Term SOFR + 1.382%)
	4,300,000	6.710	07/15/34	4,304,966
Jamestown CLO XVI Ltd. Series 2021-16A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
	3,000,000	6.785	07/25/34	3,000,711
LCM 26 Ltd. Series 26A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
	4,392,313	6.656	01/20/31	4,399,727
Marble Point CLO XVII Ltd. Series 2020-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.562%)
	6,000,000	6.886	04/20/33	6,005,910
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
	2,818,018	6.866	07/22/30	2,818,117

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.460%)
$3,700,000	6.789%	04/15/34	$ 3,700,000
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.362%)
1,848,834	6.687	12/21/29	1,851,145
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.362%)
10,600,000	6.687	05/20/32	10,597,732
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c) (3 mo. USD Term SOFR + 2.950%)
3,200,000	8.287	08/08/32	3,205,696
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
4,000,000	6.785	10/25/34	4,004,728
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (-1X 3 mo. USD Term SOFR + 1.700%)
3,000,000	1.000	07/15/39	3,000,000
RRX 3 Ltd. Series 2021-3A, Class A2(b)(c) (3 mo. USD Term SOFR + 2.012%)
3,000,000	7.340	04/15/34	3,002,988
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(b)
358,525	5.750	12/20/50	360,651
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
2,200,000	7.005	01/20/37	2,208,961
TCW CLO Ltd. Series 2022-1A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.340%)
7,900,000	6.665	04/22/33	7,906,589
TICP CLO XIV Ltd. Series 2019-14A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.342%)
8,000,000	6.666	10/20/32	8,003,128
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
2,500,000	9.736	04/20/32	2,482,383
Zais CLO 13 Ltd. Series 2019-13A, Class A1A(b)(c) (3 mo. USD Term SOFR + 1.752%)
2,971,136	7.080	07/15/32	2,976,558

			137,740,437

Credit Card – 1.1%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
7,300,000	4.720	02/15/29	7,235,022
Barclays Dryrock Issuance Trust Series 2023-2, Class A(c) (1 mo. USD Term SOFR + 0.900%)
2,425,000	6.233	08/15/28	2,439,195
Discover Card Execution Note Trust Series 2023-A1, Class A
3,800,000	4.310	03/15/28	3,743,809

			13,418,026

Student Loan(c) – 5.3%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
4,283,212	6.596	04/20/31	4,286,608
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A(b) (3 mo. USD Term SOFR + 1.800%)
3,600,000	7.123	07/24/36	3,635,273

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(c) – (continued)
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.420%)
	$5,600,000	6.745%	04/20/36	$ 5,625,816
CIFC Falcon Ltd. Series 2019-FAL, Class A(b) (3 mo. USD Term SOFR + 1.262%)
	4,000,000	6.586	01/20/33	4,000,000
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.830%)
	5,500,000	7.159	01/15/37	5,548,692
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	152,155	6.150	02/25/39	150,479
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	4,500,000	6.846	04/18/37	4,513,500
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.380%)
	3,700,000	6.661	05/20/36	3,705,665
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	430,177	6.510	07/25/45	430,313
Katayma CLO II Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.150%)
	2,500,000	7.438	04/20/37	2,512,075
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2(b) (3 mo. USD Term SOFR + 1.150%)
	3,476,977	6.475	07/20/30	3,477,599
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
	6,404,196	6.525	01/20/32	6,406,789
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	3,500,000	6.853	04/20/38	3,525,659
Ocean Trails CLO XII Ltd. Series 2022-12A, Class A1(b) (3 mo. USD Term SOFR + 1.590%)
	4,700,000	6.915	07/20/35	4,704,230
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
	5,025,000	6.729	04/15/31	5,029,437
Parallel Ltd. Series 2023-1A, Class A1(b) (3 mo. USD Term SOFR + 2.200%)
	3,000,000	7.525	07/20/36	3,025,614
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	449,269	6.600	09/25/65	449,888
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	3,500,000	5.356	07/15/35	3,741,006

				64,768,643

TOTAL ASSET-BACKED SECURITIES (Cost $247,206,733)				$ 247,945,863

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 17.1%
Collateralized Mortgage Obligations – 1.9%
Interest Only(f) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$323,376	0.653	%(c)	05/15/45	$ 30,104
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
1,478,309	3.000		08/25/50	246,969
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
225,507	0.553	(c)	05/15/46	21,398
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
195,497	0.603	(c)	03/15/44	16,645
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
3,495,923	4.000		08/25/50	725,717
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
307,027	0.700	(c)	02/25/46	31,067
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
375,214	0.650	(c)	05/25/47	39,690
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,425,781	0.650	(c)	07/25/50	255,448
Federal National Mortgage Association REMICS Series 2020-62, Class GI
2,550,765	4.000		06/25/48	514,999
Federal National Mortgage Association REMICS Series 2010- 135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
58,849	0.500	(c)	12/25/40	3,990
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
139,555	0.647	(a)(c)	10/20/43	5,785
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
133,919	0.207	(a)(c)	07/20/47	10,925
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
302,003	0.747	(a)(c)	09/20/48	31,217
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
295,564	0.597	(a)(c)	01/20/49	27,747
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
135,600	0.647	(a)(c)	06/20/49	12,598
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,340,014	4.000	(a)	06/20/50	273,790
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,631,229	2.500	(a)	10/20/50	527,122

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
$212,718	0.597	%(a)(c)	08/20/43	$ 19,372
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
79,255	0.147	(a)(c)	11/20/44	5,862
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
137,728	0.797	(a)(c)	09/20/45	14,197
Government National Mortgage Association REMICS Series 2016-27, Class IA
75,456	4.000	(a)	06/20/45	10,548
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
285,677	0.747	(a)(c)	09/20/48	29,173
Government National Mortgage Association REMICS Series 2019-153, Class EI
6,780,872	4.000	(a)	12/20/49	1,384,592
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
7,564,072	0.597	(a)(c)	04/20/50	798,787
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,707,944	5.000	(a)	05/20/50	378,869

				5,416,611

Sequential Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2012-111, Class B
8,825	7.000		10/25/42	9,277
Federal National Mortgage Association REMICS Series 2012-153, Class B
30,249	7.000		07/25/42	32,311

				41,588

Sequential Floating Rate(a)(b)(c) – 1.5%
Angel Oak Mortgage Trust Series 2021-6, Class A1
776,191	1.458		09/25/66	628,571
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (1 mo. USD Term SOFR + 4.800%)
3,231,000	10.135		10/25/50	3,697,803
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
159,457	7.135		01/25/51	161,529
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2 (1 mo. USD Term SOFR + 2.050%)
1,100,416	7.385		12/25/33	1,125,060

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B1 (1 mo. USD Term SOFR + 3.400%)
$2,046,000	8.735%		10/25/41	$ 2,119,848
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (1 mo. USD Term SOFR + 2.000%)
1,457,319	7.335		04/25/42	1,476,605
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (1 mo. USD Term SOFR + 1.000%)
1,384,600	6.335		01/25/42	1,385,285
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1B1 (1 mo. USD Term SOFR + 3.100%)
2,311,000	8.435		10/25/41	2,376,346
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
298,099	9.235		04/25/43	319,320
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
560,000	8.435		06/25/43	591,672
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
950,000	6.974		05/25/44	952,095
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
4,201,420	2.520		05/25/52	3,410,850
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
73,908	3.750		05/28/52	68,851

				18,313,835

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 23,772,034

Commercial Mortgage-Backed Securities – 5.1%
Sequential Fixed Rate – 2.2%
Bank Series 2023-BNK46, Class A4
$4,100,000	5.745	%(a)	08/15/56	$ 4,207,434
Bank5 Series 2023-5YR4, Class A3
1,298,420	6.500	(a)	12/15/56	1,346,684
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,388,541
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	2,924,915
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	826,171
BMO Mortgage Trust Series 2022-C3, Class A5
575,000	5.313	(a)	09/15/54	572,522
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,281,747
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(b)	10/13/27	3,857,255
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	1,073,189

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
$740,000	3.102	%(a)	12/15/72	$ 661,331
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,313,996
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	668,942

				27,122,727

Sequential Floating Rate(c) – 2.9%
Bank5 Series 2023-5YR1, Class A3
3,610,000	6.260	(a)	04/15/56	3,708,329
Bank5 Series 2023-5YR4, Class AS
821,000	7.274	(a)	12/15/56	865,656
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	6.248	(b)	03/15/37	1,158,404
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)	11/15/56	3,154,825
BBCMS Mortgage Trust Series 2023-5C23, Class AS
1,450,000	7.703	(a)	12/15/56	1,549,157
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	6.497	(b)	03/15/37	1,053,821
BX Commercial Mortgage Trust Series 2023-VLT3, Class A (1 mo. USD Term SOFR + 1.940%)
2,675,000	7.269	(b)	11/15/28	2,654,962
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
4,530,802	6.771	(b)	02/15/39	4,515,850
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,061,813	6.721	(b)	03/15/41	2,052,215
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,500,000	7.170	(b)	04/15/26	3,490,357
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.514	(a)	09/15/48	1,828,626
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
3,750,000	7.141	(b)	06/15/41	3,732,016
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.308	(b)	07/15/35	3,100,025
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,950,000	5.743	(b)	07/15/35	1,920,493

				34,784,736

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 61,907,463

Federal Agencies – 10.1%
Government National Mortgage Association – 6.5%
$1,155,915	4.500%		08/20/47	$ 1,117,841
182,844	5.000		03/20/48	181,567
1,783,775	4.000		05/20/48	1,667,348
634,987	4.500		06/20/48	611,889

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
	$644,128	4.500%	07/20/48		$ 620,697
	987,703	4.500	09/20/48		951,157
	685,260	4.500	10/20/48		659,262
	852,277	4.500	12/20/48		819,943
	2,092,151	4.500	01/20/49		2,010,163
	646,211	4.500	02/20/49		620,887
	867,151	4.500	03/20/49		833,168
	457,777	4.500	10/20/49		440,839
	850,722	5.000	12/20/49		840,562
	51,590	5.000	02/20/50		51,132
	4,598,699	3.000	11/20/51		3,970,574
	3,000,000	2.500	TBA-30yr	(g)	2,522,968
	14,000,000	5.000	TBA-30yr	(g)	13,630,998
	33,000,000	6.000	TBA-30yr	(g)	33,141,804
	6,000,000	6.500	TBA-30yr	(g)	6,083,317
	8,000,000	7.000	TBA-30yr	(g)	8,144,564

					78,920,680

Uniform Mortgage-Backed Security – 3.6%
	1,082	5.000	03/01/25		1,075
	2,272	5.000	11/01/26		2,255
	3,747	5.000	07/01/27		3,714
	65,205	4.500	07/01/47		62,531
	43,870	4.500	03/01/50		41,865
	8,627,651	6.000	11/01/52		8,797,005
	1,836,207	5.500	12/01/52		1,828,518
	5,155,829	6.000	12/01/52		5,234,301
	3,514,281	6.000	01/01/53		3,558,776
	918,626	5.500	04/01/53		914,205
	2,723,393	6.000	04/01/53		2,766,283
	2,802,623	6.500	09/01/53		2,870,516
	6,583,290	6.500	11/01/53		6,781,858
	2,891,318	6.500	12/01/53		2,984,852
	8,000,000	7.000	TBA-30yr	(g)	8,225,058

					44,072,812

TOTAL FEDERAL AGENCIES					$ 122,993,492

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $209,471,127)					$ 208,672,989

Sovereign Debt Obligations – 1.6%
Euro(b) – 0.0%
Indonesia Government International Bonds
EUR	250,000	2.150%	07/18/24		$ 266,966

United States Dollar – 1.6%
Indonesia Government International Bonds(a)
	$6,030,000	4.550	01/11/28		5,892,181
Korea Hydro & Nuclear Power Co. Ltd.(b)
	3,950,000	4.250	07/27/27		3,841,375
Panama Government International Bonds(a)
	2,010,000	3.750	03/16/25		1,977,337
Peru Government International Bonds(a)
	2,120,000	2.392	01/23/26		2,020,625

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Qatar Government International Bonds(b)
$690,000	3.400%	04/16/25	$ 678,788
Republic of Poland Government International Bonds(a)
2,600,000	4.625	03/18/29	2,575,872
Romania Government International Bonds(b)
1,500,000	3.000	02/27/27	1,395,000
Saudi Government International Bonds(b)
800,000	2.900	10/22/25	774,500

			19,155,678

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,861,648)			$ 19,422,644

Shares	Description		Value

Common Stocks – 0.0%
Real Estate Management & Development – 0.0%
29,899	Sunac China Holdings Ltd.		$ 4,394
22,377	Sunac Services Holdings Ltd.(b)		5,175

			9,569

TOTAL COMMON STOCKS (Cost $86,538)			$ 9,569

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 3.8%
U.S. Treasury Notes
$8,770,000	4.250%	12/31/24	$ 8,722,724
20,210,000	1.250 (h)	11/30/26	18,665,830
20,970,000	1.250	03/31/28	18,673,130
850,000	2.875 (h)	08/15/28	800,793

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,988,493)			$ 46,862,477

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 100.6% (Cost $1,247,834,759)			$1,228,395,724

Short-term Investments – 1.8%
Certificates of Deposit(c) – 0.3%
Barclays Bank PLC (Secured Overnight Financing Rate + 0.380%)
$3,110,000	5.720%	02/21/25	$ 3,112,385

Commercial Paper(b)(i) – 1.5%
Dollarama, Inc.
4,705,000	0.000	07/08/24	4,697,748
Enel Finance America LLC
2,500,000	0.000	09/27/24	2,464,860
General Motors Financial Co., Inc.
1,903,000	0.000	02/03/25	1,837,980

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b)(i) – (continued)
Nutrien Ltd.
$3,800,000	0.000%	07/29/24	$ 3,781,772
VW Credit, Inc.
5,805,000	0.000	07/18/24	5,787,252

			18,569,612

TOTAL SHORT-TERM INVESTMENTS (Cost $21,690,784)			$ 21,681,997

TOTAL INVESTMENTS – 102.4% (Cost $1,269,525,543)			$1,250,077,721

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%			(29,388,357)

NET ASSETS – 100.0%			$1,220,689,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $71,748,709 which represents approximately 5.9% of net assets as of June 30, 2024.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	11,711,153	USD	7,779,229	09/18/24	$49,363
	CAD	1,549,959	EUR	1,041,000	09/18/24	15,964
	CHF	659,147	EUR	685,000	09/18/24	4,307
	EUR	3,237,229	CHF	3,051,645	09/18/24	50,901
	INR	52,545,186	USD	629,434	07/22/24	359
	USD	2,733,091	AUD	4,070,371	09/18/24	12,158
	USD	6,296,235	CHF	5,579,523	09/18/24	26,137
	USD	2,425,637	CNH	17,506,793	09/19/24	12,683
	USD	9,402,150	EUR	8,693,837	07/30/24	77,894
	USD	1,136,269	EUR	1,053,000	09/18/24	4,220
	USD	1,526,153	GBP	1,200,012	09/18/24	8,327
	USD	2,372,891	NZD	3,869,332	09/18/24	16,109
	USD	600,516	PLN	2,417,377	09/18/24	596
	USD	4,032,617	SEK	41,882,542	09/18/24	64,914
	ZAR	5,465,688	USD	297,611	09/18/24	993

TOTAL						$344,925

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	1,357,057	USD	993,851	09/18/24	$(11)
	CHF	7,827,910	EUR	8,233,693	09/18/24	(55,027)
	CHF	659,810	USD	744,000	09/18/24	(2,526)
	CLP	85,535,937	USD	90,891	09/23/24	(47)
	EUR	551,000	PLN	2,401,451	09/18/24	(3,604)
	EUR	2,932,653	USD	3,177,943	09/18/24	(25,136)
	GBP	848,061	USD	1,082,016	09/18/24	(9,352)
	JPY	654,991,326	USD	4,226,793	09/18/24	(106,002)
	NOK	18,750,601	USD	1,762,773	09/18/24	(3,141)
	NZD	1,219,824	AUD	1,130,000	09/18/24	(12,390)
	PLN	2,919,269	USD	729,933	09/18/24	(5,459)
	SGD	1,829,995	USD	1,357,746	09/18/24	(3,118)
	USD	4,195,767	CAD	5,747,722	09/18/24	(13,574)
	USD	1,498,100	EUR	1,395,000	09/18/24	(1,622)
	USD	2,150,717	INR	180,207,743	09/18/24	(5,188)
	USD	1,004,915	MXN	19,021,024	09/18/24	(21,970)
	USD	1,530,979	ZAR	28,284,579	09/18/24	(14,280)

TOTAL						$(282,447)

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	08/15/24	$(2,000,000)	$(1,744,754)
Government National Mortgage Association	3.000	TBA - 30yr	07/15/24	(2,000,000)	(1,743,973)
Government National Mortgage Association	4.000	TBA - 30yr	07/15/24	(1,000,000)	(924,136)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/24	(9,000,000)	(8,555,138)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	07/15/24	(2,000,000)	(1,972,578)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	07/15/24	(20,000,000)	(20,056,262)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/15/24	(12,000,000)	(12,212,806)

(PROCEEDS RECEIVED: $(47,400,156))					$(47,209,647)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1	09/26/24	$123,338	$314
2 Year U.S. Treasury Notes	2,178	09/30/24	444,788,438	762,572
30 Year German Euro-Buxl	4	09/06/24	557,922	6,677
5 Year German Euro-Bund	4	09/06/24	563,834	5,520
5 Year U.S. Treasury Notes	462	09/30/24	49,239,094	189,141
French Government Bonds	3	09/06/24	395,566	(5,006)
Ultra Long U.S. Treasury Bonds	16	09/19/24	2,005,500	(48,839)

Total				$910,379

Short position contracts:
10 Year U.S. Treasury Notes	(23)	09/19/24	(2,529,641)	7,176
20 Year U.S. Treasury Bonds	(115)	09/19/24	(13,605,937)	(96,939)
Ultra 10-Year U.S. Treasury Note	(109)	09/19/24	(12,374,906)	(134,176)

Total				$(223,939)

TOTAL FUTURES CONTRACTS				$686,440

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M EURO(b)	2.250%(b)	02/17/26	EUR	39,160	$(242,958)	$(101,062)	$(141,896)
3.750%(b)	12M SOFR(b)	02/18/26		$33,730	197,094	131,631	65,463
4.223(b)	12M SOFR(b)	04/11/26		13,810	4,008	(70)	4,078
4.426(b)	12M SOFR(b)	04/16/26		18,640	(31,574)	7,258	(38,832)
2.980(b)	6M EURO(c)	04/24/26	EUR	36,200	(5,997)	(131,800)	125,803
4.172(b)	12M SOFR(b)	05/20/26		$11,300	622	778	(156)
12M SOFR(d)	4.730(d)	06/30/26		57,090	239,995	21,620	218,375
1.250(d)	12M CHFOR(d)	09/18/26	CHF	36,150	(322,354)	(208,659)	(113,695)
2.250(d)	12M EURO(d)	09/18/26	EUR	13,170	170,596	126,323	44,273
3.750(d)	12M SOFR(d)	09/18/26		$60,310	739,190	702,155	37,035
3M STIBOR(e)	3.000(d)	09/18/26	SEK	717,410	305,734	(13,312)	319,046
12M CDOR(c)	3.500(c)	09/18/26	CAD	83,680	(340,121)	(325,148)	(14,973)
4.000(e)	3M AUDOR(e)	09/18/26	AUD	208,690	854,903	(313,349)	1,168,252
12M GBP(d)	4.000(d)	09/18/26	GBP	64,730	(550,184)	(564,637)	14,453
6M NIBOR(c)	4.250(d)	09/18/26	NOK	728,950	(85,860)	110,556	(196,416)
4.250(d)	12M SOFR(d)	09/26/26		$8,580	21,994	9,839	12,155
4.000(e)	6M AUDOR(e)	09/26/26	AUD	11,160	45,006	14,130	30,876
3.000(d)	6M EURO(c)	09/26/26	EUR	6,930	10,026	1	10,025
4.250(d)	6M GBP(d)	09/26/26	GBP	6,300	14,436	(413)	14,849
12M SOFR(d)	3.350(d)	10/06/27		$97,990	(890,837)	(399,440)	(491,397)
12M SOFR(d)	3.804(d)	04/13/28		29,530	34,152	8,015	26,137
6M EURO(c)	2.500(d)	05/14/28	EUR	40,350	(123,766)	(60,148)	(63,618)
12M SOFR(d)	3.696(d)	09/22/28		$70,430	10,417	(180,741)	191,158
4.301(d)	12M SOFR(d)	11/30/28		111,510	(1,064,017)	(29,483)	(1,034,534)
2.250(d)	12M EURO(d)	09/18/29	EUR	19,230	369,844	357,158	12,686
0.500(d)	12M JYOR(d)	09/18/29	JPY	18,048,900	1,274,989	1,177,686	97,303
3M STIBOR(e)	2.750(d)	09/18/29	SEK	94,910	93,538	90,351	3,187
12M CDOR(c)	3.000(c)	09/18/29	CAD	5,770	(66,840)	(70,783)	3,943
12M GBP(d)	3.750(d)	09/18/29	GBP	8,970	(77,275)	(76,358)	(917)
6M NIBOR(c)	4.000(d)	09/18/29	NOK	166,360	70,468	150,834	(80,366)
3M NZDOR(e)	4.500(c)	09/18/29	NZD	17,340	51,491	3,912	47,579

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(d)	4.024%(d)	04/16/30		$32,310	$275,630	$(139,477)	$415,107
6M EURO(c)	2.710(d)	04/24/30	EUR	27,790	(13,426)	(61,764)	48,338
2.680%(d)	12M SOFR(d)	07/28/32		$20,480	855,822	13,394	842,428
6M EURO(c)	3.000(d)	11/10/33	EUR	13,130	140,856	105,647	35,209
12M EURO(d)	2.370(d)	01/19/34		27,100	(445,096)	(24,587)	(420,509)
2.535(d)	6M EURO(c)	01/19/34		27,100	375,079	27,197	347,882
12M SOFR(d)	3.789(d)	05/21/34		$18,900	(14,963)	6,961	(21,924)
12M CHFOR(d)	1.250(d)	09/18/34	CHF	1,340	38,638	15,264	23,374
3.500(d)	12M GBP(d)	09/18/34	GBP	710	24,873	24,214	659
3.750(d)	12M NIBOR(c)	09/18/34	NOK	28,810	2,956	(16,563)	19,519
3.750(d)	12M SOFR(d)	09/18/34		$1,770	23,700	17,024	6,676
6M EURO(c)	2.500(d)	09/18/34	EUR	13,560	(390,254)	(308,197)	(82,057)
3M STIBOR(e)	2.750(d)	09/18/34	SEK	14,040	20,241	20,460	(219)
12M CDOR(c)	3.250(c)	09/18/34	CAD	3,310	(30,800)	(37,032)	6,232
6M AUDOR(c)	4.500(c)	09/18/34	AUD	120	(317)	(60)	(257)
3M NZDOR(e)	4.750(c)	09/18/34	NZD	740	9,884	4,931	4,953
3.992(d)	12M SOFR(d)	04/16/35		$17,830	(218,872)	99,403	(318,275)
2.740(d)	6M EURO(c)	04/24/35	EUR	14,830	42,563	(66,880)	109,443
3.240(d)	12M SOFR(d)	10/06/35		$22,350	991,618	60,836	930,782
3.781(d)	12M SOFR(d)	09/22/36		15,880	24,759	258,771	(234,012)
12M SOFR(d)	2.910(d)	07/28/37		51,150	(1,729,949)	(393,355)	(1,336,594)
6M EURO(c)	2.152(d)	08/09/37	EUR	13,120	(396,756)	(1,438,733)	1,041,977
12M SOFR(d)	3.391(d)	05/10/38		$7,670	(139,807)	(197,205)	57,398
6M EURO(c)	3.000(d)	01/25/39	EUR	14,830	44,697	40,982	3,715
1.451(d)	6M EURO(c)	08/10/42		33,220	1,413,356	(2,791,621)	4,204,977
2.500(d)	6M EURO(c)	01/25/44		35,460	21,134	(9,887)	31,021
2.080(d)	12M SOFR(d)	07/28/47		$51,020	1,588,728	495,589	1,093,139
6M EURO(c)	1.051(d)	08/11/47	EUR	19,400	(640,693)	(1,797,735)	1,157,042
6M EURO(c)	2.000(d)	01/25/49		21,120	(11,662)	(18,694)	7,032
2.564(d)	12M SOFR(d)	05/11/53		$7,420	191,058	(12,284)	203,342
2.000(d)	6M EURO(c)	05/17/53	EUR	8,740	140,528	41,899	98,629
2.500(d)	6M EURO(c)	11/10/53		7,090	(230,662)	(318,926)	88,264
3.380(d)	12M SOFR(d)	04/11/54		$8,150	2,762	(4,787)	7,549
3.343(d)	12M SOFR(d)	05/20/54		10,830	23,241	10,411	12,830
2.500(d)	6M EURO(c)	09/18/54	EUR	6,460	37,588	(2,316)	39,904

TOTAL					$2,733,174	$(5,960,276)	$8,693,450

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made at maturity.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made quarterly.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.375%	MS & Co. Int. PLC	12/15/56	$3,100	$(431,937)	$(428,975)	$(2,962)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.398%	06/20/26	$3,475	$40,624	$25,396	$15,228
AT&T, Inc., 3.800%, 02/15/27	1.000	0.353	12/20/25	10,000	95,651	31,579	64,072
CDX.NA.IG Index 40	1.000	0.422	06/20/28	19,049	405,860	245,494	160,366
CDX.NA.IG Index 42	1.000	0.538	06/20/29	89,075	1,846,570	1,818,765	27,805
General Electric Co. 6.750%, 03/15/32	1.000	0.103	06/20/26	5,225	90,647	28,042	62,605

TOTAL					$2,479,352	$2,149,276	$330,076

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	BofA Securities LLC	2.500%	05/29/2025	31,420,000	$31,420,000	$57,106	$42,696	$14,410
1Y IRS	BofA Securities LLC	2.375	11/28/2025	31,850,000	31,850,000	88,866	71,148	17,718
1Y IRS	Citibank NA	2.500	05/09/2025	31,790,000	31,790,000	51,671	64,108	(12,437)

Total purchased option contracts				95,060,000	$95,060,000	$197,643	$177,952	$19,691

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.333	05/29/2025	(3,500,000)	(3,500,000)	(47,800)	(45,388)	(2,412)
1Y IRS	BofA Securities LLC	2.398	11/28/2025	(3,550,000)	(3,550,000)	(78,350)	(74,788)	(3,562)
1Y IRS	Citibank NA	2.355	05/09/2025	(3,540,000)	(3,540,000)	(47,432)	(64,125)	16,693

Total written option contracts				(10,590,000)	$(10,590,000)	$(173,582)	$(184,301)	$10,719

TOTAL				84,470,000	$84,470,000	$24,061	$(6,349)	$30,410

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 51.7%
Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$49,780	7.000	%(a)	07/15/27	$ 50,516
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
48,591	6.500	(a)	12/15/27	49,191
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
36,980	6.500		02/15/36	38,178
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
212,064	5.000		02/15/34	210,908
Federal National Mortgage Association REMICS Series 2012- 111, Class B
134,577	7.000		10/25/42	141,476
Federal National Mortgage Association REMICS Series 2012- 153, Class B
487,015	7.000		07/25/42	520,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,010,479

Federal Agencies – 51.5%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.2%
(RFUCC 1 yr. Treasury + 1.840%)
$76,931	6.674%		11/01/34	$ 78,316
(1 yr. CMT + 2.250%)
233,440	6.587		06/01/35	235,397
(RFUCC 1 yr. Treasury + 2.330%)
24,471	7.515		05/01/36	25,132
(RFUCC 6 mo. Treasury + 2.057%)
11,435	7.557		10/01/36	11,648
(RFUCC 1 yr. Treasury + 1.783%)
73,033	6.499		06/01/42	74,568
(RFUCC 1 yr. Treasury + 1.638%)
556,943	5.963		11/01/44	569,473

				994,534

Adjustable Rate Federal National Mortgage Association – 0.5%
(11th District Cost of Funds - Consumer + 1.695%)(b)
2,912	4.859		08/01/29	2,886
(RFUCC 1 yr. Treasury + 1.755%)(b)
20,703	6.005		07/01/32	21,153
(RFUCC 1 yr. Treasury + 1.800%)(b)
197,302	7.382		05/01/33	201,178
(RFUCC 6 mo. Treasury + 2.250%)(b)
30,862	6.625		08/01/33	31,528
(11th District Cost of Funds - Consumer + 1.254%)(b)
216,453	4.589		08/01/33	216,156
(1 yr. CMT + 2.286%)(b)
90,957	6.426		02/01/34	91,926
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,576	7.445		05/01/34	4,667
(RFUCC 1 yr. Treasury + 1.720%)(b)
184,646	6.691		05/01/34	187,731
15,626	6.220		03/01/35	15,915
18,452	7.095		04/01/35	18,808

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(1 yr. CMT + 2.220%)(b)
$125,444	5.970%	06/01/34	$ 127,000
(RFUCC 1 yr. Treasury + 1.685%)(b)
31,227	5.935	10/01/34	31,929
(RFUCC 1 yr. Treasury + 1.627%)(b)
62,032	5.877	10/01/34	63,265
(RFUCC 1 yr. Treasury + 1.596%)(b)
65,588	6.317	03/01/35	66,567
(RFUCC 1 yr. Treasury + 1.325%)(b)
77,737	6.075	04/01/35	78,352
(RFUCC 1 yr. Treasury + 1.423%)(b)
56,350	6.230	05/01/35	56,993
(1 yr. CMT + 2.095%)(b)
46,430	6.143	10/01/35	46,991
(RFUCC 1 yr. Treasury + 1.733%)(b)
156,854	6.255	03/01/36	159,931
(RFUCC 1 yr. Treasury + 1.950%)(b)
352,328	6.950	04/01/36	361,020
(RFUCC 1 yr. Treasury + 1.985%)(b)
84,319	6.235	06/01/36	86,743
(1 yr. MTA + 2.195%)(b)
253,888	7.307	07/01/36	258,564
54,024	6.185	11/01/36	55,493
(RFUCC 1 yr. Treasury + 1.712%)(b)
264,256	6.671	07/01/37	269,752

			2,454,548

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
41,911	3.875	05/20/34	41,733
116,373	3.625	07/20/34	114,861
114,300	3.625	08/20/34	112,793
690,573	3.625	09/20/34	681,487
101,545	3.750	10/20/34	99,866
110,374	3.750	12/20/34	108,564

			1,159,304

Federal Home Loan Mortgage Corp. – 0.5%
3,387	7.500	01/01/31	3,548
11,140	4.500	07/01/33	10,873
304,182	4.500	08/01/33	296,911
609,533	4.500	09/01/33	594,957
53,781	4.500	10/01/33	52,494
1,692	4.500	04/01/34	1,652
1,334	4.500	04/01/35	1,302
1,067	4.500	07/01/35	1,041
2,365	4.500	08/01/35	2,308
10,701	4.500	09/01/35	10,444
3,203	4.500	10/01/35	3,128
561	4.500	12/01/35	548
441	4.500	05/01/36	431
39,610	4.500	01/01/38	38,659
565	4.500	04/01/38	549
304	4.500	05/01/38	296
2,551	4.500	06/01/38	2,491
65,413	4.500	09/01/38	63,659
1,378	4.500	01/01/39	1,341

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$33,630	4.500%	02/01/39	$ 32,724
18,157	4.500	03/01/39	17,669
3,608	4.500	04/01/39	3,511
93,106	4.500	05/01/39	90,602
294,425	4.500	06/01/39	286,501
11,127	4.500	07/01/39	10,827
13,265	4.500	08/01/39	12,908
18,083	4.500	09/01/39	17,596
3,381	4.500	10/01/39	3,290
6,193	4.500	11/01/39	6,026
7,141	4.500	12/01/39	6,949
11,469	4.500	01/01/40	11,161
2,924	4.500	02/01/40	2,844
8,483	4.500	04/01/40	8,251
12,719	4.500	05/01/40	12,368
16,470	4.500	06/01/40	16,017
11,306	4.500	07/01/40	10,995
11,323	4.500	08/01/40	11,013
7,201	4.500	09/01/40	7,002
3,182	4.500	10/01/40	3,094
3,924	4.500	02/01/41	3,813
11,598	4.500	03/01/41	11,267
22,325	4.500	04/01/41	21,688
23,341	4.500	05/01/41	22,675
40,890	4.500	06/01/41	39,723
3,987	4.500	07/01/41	3,873
116,929	4.500	08/01/41	113,595
123,042	4.500	09/01/41	119,650
7,621	4.500	12/01/41	7,403
101,353	4.500	03/01/42	98,461

			2,100,128

Federal National Mortgage Association – 0.0%
79,931	7.500	10/01/37	83,798

Government National Mortgage Association – 21.7%
906	6.500	01/15/32	921
2,802	6.500	02/15/32	2,864
2,223	6.500	08/15/34	2,300
7,864	6.500	05/15/35	8,091
2,058	6.500	06/15/35	2,110
6,138	6.500	07/15/35	6,317
2,312	6.500	08/15/35	2,380
4,518	6.500	09/15/35	4,660
7,870	6.500	11/15/35	8,119
2,674	6.500	12/15/35	2,749
13,843	6.500	01/15/36	14,245
15,552	6.500	02/15/36	16,043
8,843	6.500	03/15/36	9,100
28,122	6.500	04/15/36	29,063
37,886	6.500	05/15/36	39,067
30,036	6.500	06/15/36	30,926
103,034	6.500	07/15/36	106,933
106,069	6.500	08/15/36	110,081
224,655	6.500	09/15/36	232,974
83,820	6.500	10/15/36	86,900
118,748	6.500	11/15/36	123,973
45,431	6.500	12/15/36	47,036

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$20,886	6.500%	01/15/37	$ 21,580
12,933	6.500	02/15/37	13,399
8,209	6.500	03/15/37	8,483
12,003	6.500	04/15/37	12,432
4,498	6.500	05/15/37	4,603
22,267	6.500	09/15/37	23,073
32,444	6.500	10/15/37	34,288
15,138	6.500	11/15/37	15,690
8,276	6.500	05/15/38	8,585
30,483	6.000	11/15/38	31,291
2,105	6.500	01/15/39	2,151
3,448	6.500	02/15/39	3,542
2,092,710	4.500	08/20/47	2,023,779
45,487	4.500	02/20/48	43,974
108,838	4.500	05/20/48	104,947
559,885	4.500	09/20/48	539,169
4,065,047	5.000	09/20/48	4,006,194
154,369	5.000	10/20/48	152,134
3,187	5.000	11/20/48	3,141
1,519,397	4.500	12/20/48	1,461,753
3,502,796	5.000	12/20/48	3,447,704
307,067	4.500	01/20/49	295,033
1,804,783	5.000	01/20/49	1,776,397
26,415	5.000	03/20/49	26,032
931,109	4.000	04/20/49	869,462
11,422	5.000	05/20/49	11,257
427,013	5.000	06/20/49	420,831
62,996	5.000	11/20/49	62,320
668,921	5.000	12/20/49	660,933
185,973	5.000	07/20/50	184,324
504,686	4.000	01/20/51	468,590
434,440	2.500	09/20/51	360,976
862,722	2.500	10/20/51	718,992
3,929,015	3.000	11/20/51	3,426,739
537,518	2.500	11/20/51	447,463
5,582,677	3.000	12/20/51	4,870,746
1,172,107	2.500	12/20/51	978,436
2,704,651	4.500	09/20/52	2,574,394
3,212,478	4.500	10/20/52	3,057,764
2,939,259	7.000	01/20/54	2,993,543
9,000,000	2.500	TBA-30yr(c)	7,568,905
2,000,000	5.500	TBA-30yr(c)	1,984,300
29,000,000	6.000	TBA-30yr(c)	29,124,616
25,000,000	6.500	TBA-30yr(c)	25,347,155

			101,077,972

Uniform Mortgage-Backed Security – 28.4%
129,203	4.500	11/01/36	125,358
39,737	4.500	02/01/39	38,616
53,429	4.500	04/01/39	51,924
2,769	4.500	08/01/39	2,697
144,867	4.500	08/01/41	140,958
95,239	4.500	10/01/41	92,405
3,116,681	4.000	08/01/45	2,933,598
312,926	4.500	06/01/48	299,111
2,125,016	4.500	07/01/48	2,030,539
555,492	4.500	08/01/48	530,796
137,430	4.500	09/01/48	131,277

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$2,440,384	4.500%		10/01/48	$ 2,347,860
1,124,214	4.500		01/01/49	1,073,818
1,554,843	4.000		01/01/49	1,448,444
257,140	4.500		03/01/49	245,466
136,533	5.000		07/01/49	133,895
391,517	4.000		03/01/50	364,358
488,016	4.500		05/01/50	465,442
2,774,726	2.000		10/01/50	2,187,780
2,775,259	2.000		11/01/50	2,187,448
10,830,811	2.500		02/01/51	8,901,293
14,390,744	2.000		05/01/51	11,310,544
13,211,767	4.500		06/01/52	12,581,006
3,546,201	5.500		09/01/52	3,535,784
3,445,856	6.000		11/01/52	3,513,498
1,718,610	6.000		12/01/52	1,744,767
871,970	6.000		01/01/53	882,244
1,710,788	5.500		04/01/53	1,694,535
963,772	6.500		12/01/53	994,950
9,000,000	5.000		TBA-30yr(c)	8,698,005
31,000,000	5.500		TBA-30yr(c)	30,574,959
30,000,000	6.000		TBA-30yr(c)	30,084,393
1,000,000	6.500		TBA-30yr(c)	1,017,734

				132,365,502

TOTAL FEDERAL AGENCIES				$ 240,235,786

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $249,688,181)				$ 241,246,265

Agency Debentures – 14.0%
Sovereign – 14.0%
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate + -3.060%)
$4,376,000	5.440	%(b)	03/24/26	$ 4,372,674
Federal Home Loan Banks
13,950,000	3.500		06/11/32	12,827,304
Tennessee Valley Authority
49,850,000	0.750		05/15/25	47,945,232

TOTAL AGENCY DEBENTURES (Cost $68,416,716)				$ 65,145,210

U.S. Treasury Obligations – 61.3%
U.S. Treasury Bonds
$410,000	3.375%		05/15/44	$ 341,581
10,000	3.000		11/15/45	7,742
200,000	2.875		11/15/46	150,125
59,500	4.000		11/15/52	54,210
U.S. Treasury Inflation-Indexed Bonds
1,887,877	1.500		02/15/53	1,586,628
377,962	2.125		02/15/54	367,613
U.S. Treasury Notes
8,817,000	3.875		03/31/25	8,730,208
23,140,000	2.625		04/15/25	22,682,624

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$20,870,000	3.875%	04/30/25	$ 20,645,810
22,230,000	0.250	10/31/25	20,887,517
11,750,000	0.375	11/30/25	11,022,051
12,000	0.750	03/31/26	11,192
48,780,000	0.750	04/30/26	45,367,305
11,760,000	0.750	05/31/26	10,906,481
9,960,000	0.625	07/31/26	9,162,422
4,200,000	1.375	08/31/26	3,915,516
5,940,000	1.125	10/31/26	5,481,970
12,630,000	2.250	11/15/27	11,750,834
23,650,000	0.625	11/30/27	20,789,828
11,010,000	1.125	02/29/28	9,780,837
34,670,000	1.250	03/31/28	30,872,552
11,090,000	1.250	04/30/28	9,852,772
5,680,000	1.250	05/31/28	5,035,231
2,210,000	1.750	01/31/29	1,971,044
5,630,000	2.625	02/15/29	5,219,186
4,730,000	4.250	06/30/29	4,710,230
4,910,000	3.500	04/30/30	4,695,187
10,070,000	0.625	05/15/30	8,139,392
8,925,200	0.625	08/15/30	7,152,711
4,750,000	4.250	06/30/31	4,723,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $292,015,462)			$ 286,014,080

Shares	Dividend Rate		Value

Investment Company(d) – 1.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,251,193	5.213%		$ 6,251,193
(Cost $6,251,193)

TOTAL INVESTMENTS – 128.4% (Cost $616,371,552)			$ 598,656,748

LIABILITIES IN EXCESS OF OTHER ASSETS – (28.4)%			(132,316,603)

NET ASSETS – 100.0%			$ 466,340,145

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $134,400,067 which represents approximately 28.8% of net assets as of June 30, 2024.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	08/15/24	$(5,000,000)	$(4,361,886)
Government National Mortgage Association	3.000	TBA - 30yr	07/15/24	(4,000,000)	(3,487,946)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/24	(6,000,000)	(5,703,425)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/24	(4,000,000)	(3,894,571)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/24	(18,000,000)	(14,077,969)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	07/15/24	(10,000,000)	(8,167,188)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/24	(4,000,000)	(3,659,375)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/24	(21,000,000)	(19,794,957)

(PROCEEDS RECEIVED: $(63,322,148))					$(63,147,317)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	837	09/30/24	$170,931,094	$370,700

Short position contracts:
10 Year U.S. Treasury Notes	(307)	09/19/24	(33,765,203)	(365,552)
5 Year U.S. Treasury Notes	(270)	09/30/24	(28,776,094)	(66,477)
Ultra 10-Year U.S. Treasury Note	(218)	09/19/24	(24,749,813)	(269,268)
Ultra Long U.S. Treasury Bonds	(107)	09/19/24	(13,411,781)	(166,266)

Total				$(867,563)

TOTAL FUTURES CONTRACTS				$(496,863)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.746%(a)	03/31/26	$41,640		$20,595	$(23,450)	$44,045
4.223%(b)	12M SOFR(b)	04/11/26	4,500	(c)	1,306	(37)	1,343
4.426(b)	12M SOFR(b)	04/16/26	6,090	(c)	(10,317)	2,385	(12,702)
4.172(b)	12M SOFR(b)	05/20/26	3,550	(c)	195	269	(74)
12M SOFR(a)	4.730(a)	06/30/26	18,330	(c)	77,056	6,941	70,115
4.335(a)	12M SOFR(a)	11/30/27	21,570		(36,560)	27,203	(63,763)
4.290(a)	12M SOFR(a)	03/31/28	21,460		(43,466)	29,652	(73,118)
12M SOFR(a)	3.804(a)	04/13/28	9,630	(c)	11,137	2,620	8,517
4.301(a)	12M SOFR(a)	11/30/28	35,930	(c)	(342,841)	(9,499)	(333,342)
12M SOFR(a)	4.024(a)	04/16/30	10,550	(c)	90,000	(45,381)	135,381

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.680%(a)	12M SOFR(a)	07/28/32	$7,390	(c)	$308,815	$100,850	$207,965
12M SOFR(a)	3.789%(a)	05/21/34	5,990	(c)	(4,742)	2,044	(6,786)
3.992(a)	12M SOFR(a)	04/16/35	5,830	(c)	(71,566)	32,645	(104,211)
12M SOFR(a)	2.910(a)	07/28/37	18,070	(c)	(611,147)	(245,527)	(365,620)
12M SOFR(a)	3.391(a)	05/10/38	2,500	(c)	(45,569)	(70,178)	24,609
2.080(a)	12M SOFR(a)	07/28/47	17,930	(c)	558,328	292,031	266,297
2.564(a)	12M SOFR(a)	05/11/53	2,420	(c)	62,313	(3,188)	65,501
3.380(a)	12M SOFR(a)	04/11/54	2,650	(c)	899	(1,607)	2,506
3.343(a)	12M SOFR(a)	05/20/54	3,410	(c)	7,318	3,359	3,959

TOTAL					$(28,246)	$101,132	$(129,378)

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
MTA	— Monthly Treasury Average
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 58.0%
Agriculture(a) – 0.5%
BAT Capital Corp.
$4,366,000	3.222%		08/15/24	$ 4,349,409
Philip Morris International, Inc.
6,023,000	2.750		02/25/26	5,772,202

				10,121,611

Automotive – 4.2%
American Honda Finance Corp.(b)
(Secured Overnight Financing Rate + 0.450%)
4,174,000	5.811		04/29/25	4,170,744
(Secured Overnight Financing Rate + 0.600%)
8,993,000	5.966		08/14/25	9,006,669
(Secured Overnight Financing Rate + 0.710%)
4,730,000	6.064		01/09/26	4,746,319
(Secured Overnight Financing Rate + 0.790%)
4,839,000	6.144		10/03/25	4,854,775
General Motors Co.(a)
5,547,000	6.125		10/01/25	5,575,234
General Motors Financial Co., Inc.
2,000,000	5.250	(a)	03/01/26	1,988,740
(Secured Overnight Financing Rate + 1.040%)
3,152,000	6.409	(b)	02/26/27	3,154,238
Hyundai Capital America(c)
12,467,000	6.250		11/03/25	12,560,627
(Secured Overnight Financing Rate + 1.040%)
5,313,000	6.414	(b)	06/24/27	5,321,023
(Secured Overnight Financing Rate + 1.500%)
13,476,000	6.854	(b)	01/08/27	13,659,813
Mercedes-Benz Finance North America LLC(b)(c) (Secured Overnight Financing Rate + 0.670%)
4,649,000	6.023		01/09/26	4,660,994
Volkswagen Group of America Finance LLC(c)
3,163,000	5.400		03/20/26	3,155,156
(Secured Overnight Financing Rate + 0.830%)
9,796,000	6.204	(b)	03/20/26	9,822,351

				82,676,683

Banks – 38.7%
Banco Santander SA
6,000,000	3.496		03/24/25	5,912,580
3,200,000	2.746		05/28/25	3,116,864
Bank of America Corp.(a)(b)
(3 mo. USD Term SOFR + 1.072%)
3,982,000	3.366		01/23/26	3,927,885
(3 mo. USD Term SOFR + 1.132%)
12,379,000	2.456		10/22/25	12,252,363
(3 mo. USD Term SOFR + 1.352%)
8,555,000	3.093		10/01/25	8,495,457
(Secured Overnight Financing Rate + 0.650%)
13,200,000	1.530		12/06/25	12,956,196
Bank of America NA(a)(b) (Secured Overnight Financing Rate + 1.020%)
8,020,000	6.387		08/18/26	8,085,363
Bank of Montreal(b)
(Secured Overnight Financing Rate + 0.950%)
4,939,000	6.325		09/25/25	4,969,276

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.160%)
$9,755,000	6.532%		12/11/26	$ 9,860,549
Bank of Nova Scotia
3,834,000	1.450		01/10/25	3,749,077
22,263,000	5.450		06/12/25	22,218,697
(Secured Overnight Financing Rate + 0.780%)
5,955,000	6.151	(b)	06/04/27	5,950,474
Banque Federative du Credit Mutuel SA(c)
6,113,000	4.524		07/13/25	6,049,119
(Secured Overnight Financing Rate + 0.410%)
4,984,000	5.772	(b)	02/04/25	4,981,109
(Secured Overnight Financing Rate + 1.130%)
9,494,000	6.489	(b)	01/23/27	9,569,667
Barclays Bank PLC(b)
(Secured Overnight Financing Rate + 0.200%)
5,986,000	5.540		09/09/24	5,987,225
(Secured Overnight Financing Rate + 0.380%)
19,534,000	5.720		05/08/25	19,552,514
BPCE SA(c)
2,000,000	2.375		01/14/25	1,960,660
9,417,000	1.000		01/20/26	8,795,384
9,369,000	5.100		01/26/26	9,241,019
(Secured Overnight Financing Rate + 0.960%)
8,995,000	6.334	(b)	09/25/25	9,048,430
Canadian Imperial Bank of Commerce(b)
(Secured Overnight Financing Rate + 0.940%)
8,073,000	6.316		06/28/27	8,077,925
(Secured Overnight Financing Rate + 1.220%)
12,651,000	6.575		10/02/26	12,786,492
Citibank NA(a)(b)
(Secured Overnight Financing Rate + 0.590%)
4,659,000	5.951		04/30/26	4,660,957
(Secured Overnight Financing Rate + 1.060%)
9,176,000	6.431		12/04/26	9,280,423
Citigroup, Inc.(a)(b)
(Secured Overnight Financing Rate + 0.694%)
4,117,000	2.014		01/25/26	4,029,102
6,150,000	6.054		01/25/26	6,155,166
(Secured Overnight Financing Rate + 1.528%)
4,350,000	6.902		03/17/26	4,376,970
Cooperatieve Rabobank UA
3,007,000	5.500		07/18/25	3,010,999
(Secured Overnight Financing Rate + 0.900%)
3,844,000	6.253	(b)	10/05/26	3,865,450
Credit Agricole SA(b)(c) (Secured Overnight Financing Rate + 0.870%)
11,500,000	6.242		03/11/27	11,519,780
Deutsche Bank AG(a)(b) (Secured Overnight Financing Rate + 2.581%)
9,856,000	3.961		11/26/25	9,771,830
DNB Bank ASA(a)(b)(c) (1 yr. CMT + 0.330%)
8,616,000	0.856		09/30/25	8,507,180
Federation des Caisses Desjardins du Quebec(a)(b)(c) (Secured Overnight Financing Rate + 1.094%)
1,575,000	5.278		01/23/26	1,570,212
HSBC Holdings PLC(a)(b) (3 mo. USD Term SOFR + 1.402%)
17,828,000	2.633		11/07/25	17,620,125

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC USA, Inc.
$5,133,000	5.625%		03/17/25	$ 5,133,308
(Secured Overnight Financing Rate + 0.960%)
11,023,000	6.331	(b)	03/04/27	11,093,657
ING Groep NV
9,048,000	4.625	(c)	01/06/26	8,947,567
(Secured Overnight Financing Rate + 1.640%)
9,973,000	7.016	(a)(b)	03/28/26	10,054,479
Intesa Sanpaolo SpA(c)
7,829,000	3.250		09/23/24	7,785,314
11,359,000	7.000		11/21/25	11,540,744
JPMorgan Chase & Co.(a)(b)
(3 mo. USD Term SOFR + 1.585%)
3,709,000	2.005		03/13/26	3,613,382
(Secured Overnight Financing Rate + 0.605%)
29,809,000	1.561		12/10/25	29,259,322
(Secured Overnight Financing Rate + 1.160%)
9,977,000	2.301		10/15/25	9,876,332
JPMorgan Chase Bank NA(a)(b) (Secured Overnight Financing Rate + 1.000%)
8,839,000	6.371		12/08/26	8,947,101
Lloyds Banking Group PLC(a)(b) (1 yr. CMT + 3.500%)
10,785,000	3.870		07/09/25	10,779,931
Macquarie Bank Ltd.(b)(c)
(Secured Overnight Financing Rate + 0.920%)
8,371,000	6.260		07/02/27	8,382,468
(Secured Overnight Financing Rate + 1.200%)
6,000,000	6.571		12/07/26	6,061,020
(Secured Overnight Financing Rate + 1.240%)
6,867,000	6.612		06/15/26	6,941,576
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 0.694%)
8,104,000	1.201		10/14/25	7,991,841
Mitsubishi UFJ Financial Group, Inc.
2,268,000	1.412		07/17/25	2,173,107
(1 yr. CMT + 0.450%)
17,942,000	0.962	(a)(b)	10/11/25	17,691,350
(1 yr. CMT + 0.550%)
7,084,000	0.953	(a)(b)	07/19/25	7,066,290
(1 yr. CMT + 1.550%)
8,458,000	5.063	(a)(b)	09/12/25	8,443,114
(1 yr. CMT + 1.700%)
2,655,000	4.788	(a)(b)	07/18/25	2,653,487
(Secured Overnight Financing Rate + 0.940%)
11,406,000	6.306	(a)(b)	02/20/26	11,432,462
Mizuho Financial Group, Inc.(a)(b) (3 mo. USD Term SOFR + 1.242%)
12,890,000	2.839		07/16/25	12,873,372
Morgan Stanley(a)(b)
(Secured Overnight Financing Rate + 0.509%)
806,000	5.869		01/22/25	806,532
(Secured Overnight Financing Rate + 0.560%)
14,890,000	1.164		10/21/25	14,676,031
(Secured Overnight Financing Rate + 0.745%)
6,399,000	0.864		10/21/25	6,300,519
(Secured Overnight Financing Rate + 0.940%)
6,344,000	2.630		02/18/26	6,219,975

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 0.950%)
$2,054,000	6.318%		02/18/26	$ 2,058,539
(Secured Overnight Financing Rate + 1.152%)
3,350,000	2.720		07/22/25	3,343,467
Morgan Stanley Bank NA(a)(b) (Secured Overnight Financing Rate + 1.165%)
12,535,000	6.526		10/30/26	12,689,933
National Bank of Canada(a)(b) (Secured Overnight Financing Rate +0.900%)
16,508,000	6.275		03/25/27	16,516,089
National Securities Clearing Corp.(c)
10,738,000	5.150		06/26/26	10,739,718
NatWest Markets PLC(b)(c) (Secured Overnight Financing Rate + 0.900%)
14,800,000	6.267		05/17/27	14,806,956
PNC Bank NA(a)
4,967,000	3.250		06/01/25	4,861,898
Royal Bank of Canada(b) (Secured Overnight Financing Rate + 1.080%)
3,782,000	6.438		07/20/26	3,815,509
Skandinaviska Enskilda Banken AB(c)
2,897,000	0.650		09/09/24	2,869,826
(Secured Overnight Financing Rate + 0.890%)
11,753,000	6.261	(b)	03/05/27	11,798,719
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.050%)
16,068,000	2.226		01/21/26	15,716,914
Standard Chartered PLC(a)(b)(c) (3 mo. USD LIBOR + 1.209%)
10,345,000	2.819		01/30/26	10,161,480
State Street Corp.(a)(b)
(Secured Overnight Financing Rate + 0.845%)
4,891,000	6.207		08/03/26	4,906,896
(Secured Overnight Financing Rate + 0.940%)
6,878,000	2.354		11/01/25	6,796,014
Sumitomo Mitsui Financial Group, Inc.
7,493,000	2.696		07/16/24	7,482,735
4,629,000	2.448		09/27/24	4,592,107
Svenska Handelsbanken AB(b)(c) (Secured Overnight Financing Rate + 1.250%)
8,929,000	6.622		06/15/26	9,029,362
Swedbank AB(b)(c) (Secured Overnight Financing Rate + 1.380%)
10,240,000	6.752		06/15/26	10,400,768
Toronto-Dominion Bank
7,771,000	4.285		09/13/24	7,746,288
4,445,000	1.250		12/13/24	4,358,367
(Secured Overnight Financing Rate + 1.080%)
10,259,000	6.437	(b)	07/17/26	10,360,154
UBS AG
10,297,000	3.625		09/09/24	10,252,311
15,005,000	7.950		01/09/25	15,166,154
4,000,000	3.700		02/21/25	3,949,920
(Secured Overnight Financing Rate + 1.260%)
2,948,000	6.629	(b)	02/21/25	2,960,234
UBS Group AG(a)(b)(c) (1 yr. CMT + 1.600%)
9,005,000	4.490		08/05/25	8,990,952
Wells Fargo & Co.(a)(b)
(3 mo. USD Term SOFR + 1.012%)
6,062,000	2.164		02/11/26	5,931,364

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3 mo. USD Term SOFR + 1.087%)
$9,929,000	2.406%		10/30/25	$ 9,815,909
(Secured Overnight Financing Rate + 1.320%)
2,334,000	6.680		04/25/26	2,346,697
Wells Fargo Bank NA(a)(b)
(Secured Overnight Financing Rate + 1.060%)
6,115,000	6.424		08/07/26	6,169,179
(Secured Overnight Financing Rate + 1.070%)
10,613,000	6.442		12/11/26	10,730,168

				770,021,427

Beverages(b) – 0.4%
Keurig Dr Pepper, Inc. (Secured Overnight Financing Rate + 0.880%)
7,500,000	6.252		03/15/27	7,542,900

Diversified Financial Services – 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
22,027,000	1.650		10/29/24	21,729,415
Air Lease Corp.(a)
3,024,000	0.800		08/18/24	3,003,134
8,663,000	2.300		02/01/25	8,474,580
American Express Co.(a)(b)
(Secured Overnight Financing Rate + 0.750%)
9,945,000	6.108		04/23/27	9,956,636
(Secured Overnight Financing Rate + 0.999%)
14,567,000	4.990		05/01/26	14,480,326
(Secured Overnight Financing Rate + 1.350%)
13,810,000	6.711		10/30/26	13,943,681
Charles Schwab Corp.(a)
20,178,000	3.850		05/21/25	19,881,989
(Secured Overnight Financing Rate + 0.520%)
5,422,000	5.885	(b)	05/13/26	5,420,482
Jefferies Financial Group, Inc.(a)
10,000,000	6.050		03/12/25	9,990,500
LeasePlan Corp. NV(c)
6,081,000	2.875		10/24/24	6,021,528
Legg Mason, Inc.
5,385,000	3.950		07/15/24	5,378,484
Nuveen Finance LLC(c)
2,214,000	4.125		11/01/24	2,200,140

				120,480,895

Electrical – 2.0%
Avangrid, Inc.(a)
9,292,000	3.150		12/01/24	9,183,377
DTE Energy Co.(d)
5,709,000	4.220		11/01/24	5,676,972
Entergy Louisiana LLC(a)
7,000,000	0.950		10/01/24	6,918,030
National Rural Utilities Cooperative Finance Corp.(b) (Secured Overnight Financing Rate + 0.800%)
8,412,000	6.162		02/05/27	8,445,648
NextEra Energy Capital Holdings, Inc.
10,099,000	4.255		09/01/24	10,067,491

				40,291,518

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – 0.3%
Elevance Health, Inc.
$5,798,000	2.375%		01/15/25	$ 5,695,201

Insurance(c) – 3.7%
Corebridge Global Funding
13,789,000	5.350		06/24/26	13,784,725
Equitable Financial Life Global Funding
5,318,000	5.500		12/02/25	5,312,363
20,374,000	1.000		01/09/26	19,031,150
Great-West Lifeco U.S. Finance 2020 LP(a)
4,978,000	0.904		08/12/25	4,730,643
Pacific Life Global Funding II(b) (Secured Overnight Financing Rate + 1.050%)
8,324,000	6.411		07/28/26	8,397,667
Principal Life Global Funding II(b) (Secured Overnight Financing Rate + 0.900%)
8,184,000	6.271		08/28/25	8,216,818
Protective Life Global Funding
2,126,000	0.781		07/05/24	2,126,000
2,987,000	1.170		07/15/25	2,857,872
(Secured Overnight Financing Rate + 0.700%)
9,912,000	6.055	(b)	04/10/26	9,920,921

				74,378,159

Media(a) – 0.2%
Comcast Corp.
3,421,000	3.150		03/01/26	3,307,423

Mining(c) – 0.5%
Newmont Corp./Newcrest Finance Pty. Ltd.
10,150,000	5.300		03/15/26	10,144,215

Oil Field Services(a) – 0.2%
Marathon Petroleum Corp.
4,242,000	3.625		09/15/24	4,220,790

Pipelines(a) – 0.1%
MPLX LP
3,025,000	4.875		12/01/24	3,011,932

Retailing – 0.4%
Home Depot, Inc.
8,328,000	5.150		06/25/26	8,335,912

Savings & Loans(c) – 0.4%
Nationwide Building Society
8,455,000	3.900		07/21/25	8,316,169

Trucking & Leasing(a)(c) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5,291,000	3.450		07/01/24	5,291,000

TOTAL CORPORATE OBLIGATIONS (Cost $1,149,027,794)				$1,153,835,835

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(a) – 0.0%
New York – 0.0%
New York State Dormitory Authority RB Taxable Series 2011 A
$905,000	1.085%	07/01/24	$ 905,000
(Cost $905,000)

U.S. Treasury Obligations – 6.9%
U.S. Treasury Floating Rate Notes(b)
(3 mo. Treasury money market yield + 0.170%)
$19,688,700	5.475%	10/31/25	$ 19,700,116
(3 mo. Treasury money market yield + 0.150%)
19,371,100	5.455	04/30/26	19,368,385
U.S. Treasury Notes
21,307,700	4.750	07/31/25	21,231,958
7,772,200	5.000	08/31/25	7,765,521
29,029,500	5.000	10/31/25	29,029,500
29,816,900	4.250	01/31/26	29,531,543
9,785,000	4.875	05/31/26	9,804,876

TOTAL U.S. TREASURY OBLIGATIONS (Cost $136,504,104)			$ 136,431,899

Shares	Dividend Rate		Value

Investment Company(e) – 8.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
173,377,190	5.213%		$ 173,377,190
(Cost $173,377,190)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 25.7%
Certificates of Deposit – 17.9%
ASB Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.370%)
$5,192,000	5.710%	05/08/25	$ 5,194,205
Bay Square Funding LLC(b)(c) (Secured Overnight Financing Rate + 0.240%)
2,001,000	5.580	10/01/24	2,001,258
Bayerische Landesbank
7,300,000	6.000	09/25/24	7,303,743
4,100,000	5.210	01/10/25	4,091,121
(Secured Overnight Financing Rate + 0.450%)
21,321,000	5.790 (b)	04/14/25	21,339,301
BNP Paribas SA
10,260,000	5.290	02/21/25	10,243,697
(Secured Overnight Financing Rate + 0.570%)
4,205,000	5.910 (b)	10/24/24	4,210,735
Canadian Imperial Bank of Commerce
13,857,000	5.950	09/19/24	13,865,406
Chariot Funding LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.320%)
20,154,000	5.660	11/05/24	20,155,052

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Collateralized Commercial Paper FLEX Co. LLC(a)(b)(c)
(Secured Overnight Financing Rate + 0.280%)
$4,812,000	5.620%		10/15/24	$ 4,813,503
(Secured Overnight Financing Rate + 0.400%)
12,896,000	5.740		05/20/25	12,896,262
Cooperatieve Rabobank UA
6,284,000	5.800		11/12/24	6,291,943
1,636,000	5.500		12/16/24	1,636,653
Credit Agricole Corporate & Investment Bank SA(b) (Secured Overnight Financing Rate + 0.590%)
7,965,000	5.930		08/28/25	7,985,874
Deutsche Bank AG
8,664,000	5.800		12/12/24	8,665,839
(Secured Overnight Financing Rate + 0.400%)
8,681,000	5.740	(b)	05/22/25	8,681,437
Fairway Finance Co. LLC(b)(c)
(Secured Overnight Financing Rate + 0.170%)
2,802,000	5.510		09/04/24	2,802,197
(Secured Overnight Financing Rate + 0.200%)
4,949,000	5.540		09/13/24	4,949,710
HSBC Bank PLC(b)(c)
(Secured Overnight Financing Rate + 0.330%)
1,025,000	5.670		02/07/25	1,025,342
(Secured Overnight Financing Rate + 0.360%)
4,858,000	5.700		06/04/25	4,858,291
HSBC Bank USA NA
3,954,000	5.980		09/25/24	3,956,916
Jupiter Securitization Co. LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.320%)
20,883,000	5.660		11/05/24	20,886,655
Kookmin Bank(b)
(Secured Overnight Financing Rate + 0.600%)
11,456,000	5.940		01/08/25	11,469,312
6,902,000	5.940		03/20/25	6,910,493
(Secured Overnight Financing Rate + 0.650%)
12,398,000	5.990		01/29/25	12,415,222
Landesbank Baden-Wuerttemberg
6,200,000	5.990		09/25/24	6,204,427
Lloyds Bank Corporate Markets PLC
9,981,000	6.050		10/07/24	9,991,483
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.400%)
6,452,000	5.740		06/24/25	6,451,369
Mitsubishi UFJ Trust & Banking Corp.(b) (Secured Overnight Financing Rate + 0.400%)
10,015,000	5.740		05/01/25	10,020,758
National Bank of Kuwait
9,090,000	5.740		08/20/24	9,092,260
Natixis SA
2,600,000	5.990		09/17/24	2,601,777
Norddeutsche Landesbank-Girozentrale
17,734,000	5.550		01/10/25	17,733,963
Nordea Bank Abp(b) (Secured Overnight Financing Rate + 0.570%)
6,959,000	5.910		08/14/24	6,963,235
Salisbury Receivables Co. LLC(b)(c) (Secured Overnight Financing Rate + 0.210%)
2,983,000	5.550		08/01/24	2,983,081

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Skandinaviska Enskilda Banken AB(b) (Secured Overnight Financing Rate + 0.280%)
$4,699,000	5.620%		02/14/25	$ 4,699,581
Standard Chartered Bank
17,859,000	6.050		09/05/24	17,872,094
(Secured Overnight Financing Rate + 0.350%)
5,800,000	5.690	(b)	05/21/25	5,801,670
Sumitomo Mitsui Banking Corp.(b)
(Secured Overnight Financing Rate + 0.700%)
11,990,000	6.040		07/12/24	11,992,727
14,446,000	6.040		08/14/24	14,456,667
Svenska Handelsbanken AB(b)
(Secured Overnight Financing Rate + 0.320%)
9,605,000	5.660	(c)	06/09/25	9,609,437
(Secured Overnight Financing Rate + 0.340%)
2,012,000	5.680		06/20/25	2,011,957
Swedbank AB
6,010,000	5.930		08/15/24	6,012,593
Versailles Commercial Paper LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.230%)
4,000,000	5.570		01/02/25	3,999,773

				357,149,019

Commercial Paper(f) – 7.8%
Albion Capital Corp. SA/Albion Capital LLC
9,846,000	0.000		07/22/24	9,810,414
Australia & New Zealand Banking Group Ltd.(c)
2,033,000	0.000		01/06/25	1,975,677
Barclays Bank PLC(c)
4,892,000	0.000		07/08/24	4,884,759
Bay Square Funding LLC(c)
6,313,000	0.000		09/19/24	6,234,214
BofA Securities, Inc.
1,650,000	0.000		08/26/24	1,635,333
Dollarama, Inc.(c)
2,735,000	0.000		07/08/24	2,730,785
Enel Finance America LLC(c)
4,476,000	0.000		09/27/24	4,413,085
2,661,000	0.000		10/30/24	2,610,051
General Motors Financial Co., Inc.(c)
2,233,000	0.000		07/16/24	2,226,787
Glencore Funding LLC(c)
10,585,000	0.000		07/31/24	10,529,878
HSBC USA, Inc.(c)
2,705,000	0.000		09/09/24	2,674,824
3,412,000	0.000		06/27/25	3,231,529
Intesa Sanpaolo Funding LLC
3,086,000	0.000		01/09/25	2,990,828

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
LSEGA Financing PLC(c)
$8,424,000	0.000%	07/29/24	$ 8,384,462
14,821,000	0.000	08/22/24	14,697,308
Nutrien Ltd.(c)
10,080,000	0.000	07/26/24	10,036,399
Salisbury Receivables Co. LLC(c)
6,024,000	0.000	11/05/24	5,907,692
Societe Generale SA(c)
7,637,000	0.000	12/09/24	7,453,052
TELUS Corp.(c)
11,956,000	0.000	09/25/24	11,790,495
10,430,000	0.000	12/05/24	10,171,645
UnitedHealth Group, Inc.(c)
8,371,000	0.000	08/23/24	8,300,938
10,021,000	0.000	09/30/24	9,879,788
VW Credit, Inc.(c)
6,122,000	0.000	07/24/24	6,097,517
Westpac Banking Corp.(c)
5,839,000	0.000	09/12/24	5,773,570

			154,441,030

TOTAL SHORT-TERM INVESTMENTS (Cost $511,485,501)			$ 511,590,049

TOTAL INVESTMENTS – 99.3% (Cost $1,971,299,589)			$1,976,139,973

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			13,923,573

NET ASSETS – 100.0%			$1,990,063,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 145.2%
Collateralized Mortgage Obligations – 10.5%
Interest Only(a) – 1.0%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$97,013	0.653	%(b)	05/15/45	$ 9,031
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
150,739	4.000		09/25/50	31,695
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
436,920	0.553	(b)	05/15/46	41,459
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
97,749	0.603	(b)	03/15/44	8,322
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
493,542	4.000		08/25/50	102,454
Federal Home Loan Mortgage Corp. REMICS Series 4456, Class IO
56,294	4.500		10/15/44	12,154
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
287,520	0.700	(b)	01/25/48	29,954
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
229,331	0.700	(b)	02/25/48	22,892
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
149,093	1.320	(b)	04/25/37	12,269
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
187,364	0.850	(b)	03/25/38	12,300
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
130,833	0.647	(b)(c)	10/20/43	5,423
Government National Mortgage Association REMICS Series 2015-129, Class IC
202,071	4.500	(c)	09/16/45	38,488
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
485,458	0.207	(b)(c)	07/20/47	39,604
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
1,055,408	0.247	(b)(c)	01/20/48	89,658
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
430,347	0.747	(b)(c)	05/20/48	44,290
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
586,546	0.747	(b)(c)	09/20/48	59,384
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
151,838	0.597	(b)(c)	01/20/49	14,487

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$226,759	0.597	%(b)(c)	01/20/49	$ 21,287
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
149,940	0.647	(b)(c)	06/20/49	13,931
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,183,936	3.500	(c)	10/20/49	204,432
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
601,213	0.597	(b)(c)	02/20/50	62,528
Government National Mortgage Association REMICS Series 2020-78, Class DI
610,754	4.000	(c)	06/20/50	124,789
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,465,233	2.500	(c)	10/20/50	212,698
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,077,840	2.500	(c)	10/20/50	150,911
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
532,868	0.597	(b)(c)	08/20/43	48,529
Government National Mortgage Association REMICS Series 2015-111, Class IM
281,745	4.000	(c)	08/20/45	47,707
Government National Mortgage Association REMICS Series 2016-27, Class IA
158,457	4.000	(c)	06/20/45	22,151
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
427,808	0.647	(b)(c)	09/20/49	38,569
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
436,212	0.647	(b)(c)	09/20/49	42,388
Government National Mortgage Association REMICS Series 2019-153, Class EI
1,008,228	4.000	(c)	12/20/49	205,871
Government National Mortgage Association REMICS Series 2016-138, Class DI
68,139	4.000	(c)	10/20/46	13,478
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
157,664	0.797	(b)(c)	02/20/40	14,551
Government National Mortgage Association REMICS Series 2014-11, Class KI
12,338	4.500	(c)	12/20/42	276

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$219,608	0.797	%(b)(c)	08/20/45	$ 22,680
Government National Mortgage Association REMICS Series 2015-90, Class PI
10,201	3.500	(c)	04/20/45	918
Government National Mortgage Association REMICS Series 2015-83, Class PI
19,949	3.500	(c)	06/20/45	2,786
Government National Mortgage Association REMICS Series 2015-72, Class JI
8,774	3.500	(c)	05/20/45	925
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
101,337	0.747	(b)(c)	01/20/46	10,035

				1,835,304

Regular Floater(b) – 3.3%
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
978,313	5.850		12/25/57	953,684
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
1,085,378	5.743	(c)	12/16/47	1,051,759
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
953,449	2.500	(c)	06/20/51	775,195
Government National Mortgage Association REMICS Series 2021-97, Class FA (1 mo. USD Term SOFR + 0.400%)
1,380,096	3.000	(c)	06/20/51	1,163,366
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,506,109	3.000	(c)	07/20/51	2,111,207

				6,055,211

Sequential Fixed Rate – 2.3%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
7,082	6.500	(c)	03/15/28	7,172
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
284,149	4.000	(c)(d)	12/15/50	267,749
Federal National Mortgage Association REMICS Series 2011-99, Class DB
160,764	5.000		10/25/41	159,037
Federal National Mortgage Association REMICS Series 2012-111, Class B
26,474	7.000		10/25/42	27,832
Federal National Mortgage Association REMICS Series 2012-153, Class B
102,848	7.000		07/25/42	109,858
Federal National Mortgage Association REMICS Series 2011-52, Class GB
156,395	5.000		06/25/41	154,767

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
$42,603	8.500%		06/25/30	$ 44,730
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,637,856	3.000		04/25/44	1,451,642
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
319,478	5.500		07/25/35	323,882
Government National Mortgage Association REMICS Series 2021-135, Class A
2,188,755	2.000	(c)	08/20/51	1,752,738

				4,299,407

Sequential Floating Rate(b)(c) – 3.9%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
79,465	6.001		07/25/35	75,087
CSMC Trust Series 2021-NQM8, Class A1
89,154	1.841	(e)	10/25/66	77,420
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
63,967	6.985	(e)	01/25/34	64,392
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (1 mo. USD Term SOFR + 2.000%)
157,350	7.335	(e)	04/25/42	159,432
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (1 mo. USD Term SOFR + 1.000%)
204,543	6.335	(e)	01/25/42	204,644
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
286,000	8.835	(e)	03/25/42	300,355
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
153,155	6.885	(e)	10/25/41	154,066
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
142,000	6.985	(e)	12/25/41	142,930
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R01, Class 2M2 (1 mo. USD Term SOFR + 2.564%)
3,322	7.900	(e)	07/25/31	3,328
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
66,132	7.235	(e)	04/25/42	66,741
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	8.335	(e)	04/25/42	97,308

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
$124,000	9.235	%(e)	04/25/43	$ 132,827
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
90,000	8.435	(e)	06/25/43	95,090
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06, Class 1M2 (1 mo. USD Term SOFR + 2.700%)
80,000	8.035	(e)	07/25/43	83,194
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	7.135	(e)	01/25/44	126,411
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
425,000	7.135	(e)	02/25/44	427,343
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	7.285	(e)	03/25/44	150,848
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
517,799	0.787		05/20/53	25,745
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
3,037,391	6.333		07/20/53	3,033,209
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
13,400	5.933		01/19/36	14,348
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
5,940	6.180		10/25/34	5,640
JP Morgan Mortgage Trust Series 2021-6, Class A3
397,590	2.500	(e)	10/25/51	316,861
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
501,858	2.520	(e)	05/25/52	407,424
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
729,209	3.520	(e)	07/25/52	619,938
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
65,696	3.750	(e)	05/28/52	61,201
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	(e)	07/25/56	96,948
Verus Securitization Trust Series 2021-8, Class A1
70,591	1.824	(e)	11/25/66	61,390
Verus Securitization Trust Series 2019-INV3, Class A1
42,852	3.692	(e)	11/25/59	41,592

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
$24,682	3.500	%(e)	07/25/49	$ 21,588

				7,067,300

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 19,257,222

Commercial Mortgage-Backed Securities – 6.2%
Sequential Fixed Rate – 1.9%
Benchmark Mortgage Trust Series 2023-B39, Class A5
$425,000	5.754	%(c)	07/15/56	$ 438,437
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	(c)	01/15/53	1,680,114
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	286,184
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	333,049
GS Mortgage Securities Trust Series 2017-GS7, Class A4
350,000	3.430	(c)	08/10/50	326,679
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
300,000	3.024	(e)	01/05/39	268,024
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(c)(e)	10/15/48	122,582

				3,455,069

Sequential Floating Rate(b) – 4.3%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778		11/15/54	327,830
Bank Series 2022-BNK40, Class A4
550,000	3.506	(c)	03/15/64	483,659
Bank Series 2018-BN10, Class AS
420,000	3.898	(c)	02/15/61	392,674
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
175,000	6.248	(e)	03/15/37	165,486
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	6.497	(e)	03/15/37	114,546
BBCMS Mortgage Trust Series 2024-5C25, Class C
250,000	6.643	(c)	03/15/57	252,069
BBCMS Mortgage Trust Series 2024-C26, Class C
250,000	6.000	(c)	05/15/57	243,061
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002		01/15/55	416,689
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
311,669	6.721	(e)	03/15/41	310,219
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
600,000	6.971	(e)	02/15/41	598,056
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
550,000	7.141	(e)	06/15/41	547,362

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
$800,000	3.500	%(c)	07/25/32	$ 731,051
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(c)	12/25/30	1,105,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
239,360	5.996	(c)	11/25/29	238,641
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(c)	12/25/32	744,464
HTL Commercial Mortgage Trust Series 2024-T53, Class B
275,000	6.774	(e)	05/10/39	275,049
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
317,291	6.436	(e)	04/15/37	301,929
TYSN Mortgage Trust Series 2023-CRNR, Class A
350,000	6.799	(e)	12/10/33	361,119
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.743	(e)	07/15/35	270,839

				7,879,812

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 11,334,881

Federal Agencies – 128.5%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$4,823	7.097%		04/01/33	$ 4,853
4,049	6.320		09/01/33	4,085
4,737	6.375		11/01/34	4,777
3,839	6.482		02/01/35	3,867
11,747	6.587		06/01/35	11,845
(1 yr. CMT + 2.107%)(b)
2,861	6.207		10/01/34	2,886

				32,313

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
1,691	4.514		07/01/27	1,667
(1 yr. MTA + 1.150%)(b)
1,191	5.996		11/01/27	1,160
1,178	6.264		01/01/38	1,170
(1 yr. MTA + 1.125%)(b)
4,502	6.239		06/01/32	4,463
(11th District Cost of Funds - Consumer + 1.250%)(b)
4,427	4.397		08/01/32	4,292
(11th District Cost of Funds - Consumer + 1.325%)(b)
3,476	4.472		05/01/33	3,371
(1 yr. CMT + 2.250%)(b)
29,535	6.343		06/01/33	29,858
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,539	6.048		06/01/33	1,550
(1 yr. CMT + 2.110%)(b)
819	6.606		07/01/33	827

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(11th District Cost of Funds - Consumer + 1.254%)(b)
$26,247	4.414%	08/01/33	$ 25,542
(RFUCC 1 yr. Treasury + 1.645%)(b)
10,749	5.931	12/01/33	10,930
(1 yr. CMT + 2.302%)(b)
321	6.497	04/01/34	325
(RFUCC 1 yr. Treasury + 1.670%)(b)
3,896	5.920	11/01/34	3,978
(1 yr. CMT + 2.193%)(b)
4,731	6.319	02/01/35	4,781
(RFUCC 1 yr. Treasury + 1.619%)(b)
11,317	6.051	03/01/35	11,493
(RFUCC 1 yr. Treasury + 1.810%)(b)
5,509	6.536	04/01/35	5,618
(RFUCC 1 yr. Treasury + 2.281%)(b)
10,589	6.904	05/01/35	10,877
(11th District Cost of Funds - Consumer + 1.300%)(b)
1,434	4.464	11/01/35	1,383
(11th District Cost of Funds - Consumer + 1.248%)(b)
3,953	5.077	12/01/37	3,889
(1 yr. MTA + 1.175%)(b)
2,673	6.289	11/01/40	2,654

			129,828

Adjustable Rate Government National Mortgage Association – 0.0%
(1 yr. CMT + 1.500%)(b)
22	4.000	07/20/24	22
112	3.625	08/20/24	111
76	4.000	08/20/24	76
99	3.625	09/20/24	97
264	4.000	11/20/24	263
128	4.000	12/20/24	127
383	4.500	12/20/24	381
259	4.625	01/20/25	258
269	4.625	02/20/25	267
1,283	4.000	05/20/25	1,274
1,496	4.000	07/20/25	1,482
1,129	4.625	02/20/26	1,116
49	3.625	07/20/26	48
3,681	4.625	01/20/27	3,633
954	4.625	02/20/27	941
10,993	3.875	04/20/27	10,864
864	3.875	05/20/27	854
2,368	3.875	06/20/27	2,340
721	3.750	11/20/27	706
2,073	3.750	12/20/27	2,030
4,925	4.625	01/20/28	4,861
1,800	4.625	02/20/28	1,776
1,544	4.625	03/20/28	1,524
10,787	3.625	07/20/29	10,596
4,075	3.625	08/20/29	4,004
1,052	3.625	09/20/29	1,034
4,908	3.750	10/20/29	4,808
6,511	3.750	11/20/29	6,379
1,247	3.750	12/20/29	1,221
2,208	4.625	01/20/30	2,183
565	4.625	02/20/30	558
4,088	4.625	03/20/30	4,042

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
$5,776	3.875%	04/20/30	$ 5,725
9,193	3.875	05/20/30	9,114
7,197	4.000	05/20/30	7,143
1,704	3.875	06/20/30	1,689
14,600	4.000	07/20/30	14,423
2,711	4.000	09/20/30	2,679
4,155	3.750	10/20/30	4,074

			114,723

Federal Home Loan Mortgage Corp. – 6.4%
1,125,000	4.450	12/01/32	1,103,062
24,751	5.000	10/01/33	24,566
1,174	5.000	07/01/35	1,165
585	4.500	08/01/35	571
1,285	4.500	09/01/35	1,254
674	4.500	10/01/35	658
29,534	5.000	12/01/35	29,514
10,343	4.500	01/01/38	10,095
468	4.500	06/01/38	457
17,847	4.500	09/01/38	17,369
89	4.500	01/01/39	87
8,800	4.500	02/01/39	8,562
3,353	4.500	03/01/39	3,263
859	4.500	04/01/39	836
25,256	4.500	05/01/39	24,576
66,137	5.000	05/01/39	65,899
80,115	4.500	06/01/39	77,959
109,423	5.000	07/01/39	109,630
2,356	4.500	07/01/39	2,292
1,798	4.500	08/01/39	1,749
3,976	4.500	09/01/39	3,869
923	4.500	10/01/39	898
626	4.500	11/01/39	609
865	4.500	12/01/39	841
2,776	4.500	01/01/40	2,702
1,839	4.500	04/01/40	1,788
2,788	4.500	05/01/40	2,711
4,243	4.500	06/01/40	4,127
7,162	4.000	06/01/40	6,775
1,568	4.500	07/01/40	1,524
435	4.500	08/01/40	423
2,204	5.000	08/01/40	2,191
46,981	4.000	02/01/41	44,429
14,700	4.500	02/01/41	14,282
3,164	4.500	03/01/41	3,074
5,094	4.500	04/01/41	4,949
5,977	4.500	05/01/41	5,807
10,619	4.500	06/01/41	10,316
848	5.000	06/01/41	849
31,239	4.500	08/01/41	30,348
32,242	4.500	09/01/41	31,355
24,063	4.000	10/01/41	22,829
4,000	4.000	11/01/41	3,796
2,079	4.500	12/01/41	2,020
27,654	4.500	03/01/42	26,864
220,621	4.000	03/01/42	207,783
11,047	3.000	05/01/42	9,814

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$172,088	3.500%	06/01/42	$ 158,699
300,070	4.500	06/01/42	292,530
48,585	3.000	08/01/42	43,444
39,350	3.500	08/01/42	36,161
118,085	3.500	10/01/42	108,471
21,083	3.000	10/01/42	18,849
61,946	3.500	11/01/42	56,916
318,613	3.000	11/01/42	285,492
543,460	3.000	12/01/42	487,005
964,057	3.000	01/01/43	866,243
87,320	3.000	02/01/43	78,008
436,512	4.000	08/01/43	411,622
205,429	4.000	01/01/44	193,692
254,136	3.500	02/01/44	231,743
253,999	3.500	06/01/44	234,126
4,952	4.000	11/01/44	4,670
30,170	3.500	02/01/45	27,416
56,045	3.500	03/01/45	50,931
6,869	3.500	08/01/45	6,224
8,755	3.500	09/01/45	7,934
17,522	3.500	11/01/45	15,873
133,970	3.500	03/01/46	121,482
228,047	3.500	05/01/46	206,497
259,070	3.500	06/01/46	234,527
114,313	3.500	07/01/46	103,483
18,471	3.500	10/01/46	16,692
15,485	3.500	12/01/46	13,994
6,131,141	3.000	05/01/47	5,367,780
180,388	3.500	12/01/47	163,299

			11,774,340

Federal National Mortgage Association – 3.2%
807	7.000	08/01/31	840
48,727	3.500	07/01/42	44,664
45,560	3.500	08/01/42	41,809
27,859	3.500	09/01/42	25,585
3,770	3.500	10/01/42	3,459
7,487	3.500	11/01/42	6,872
4,219	3.500	01/01/43	3,869
100,251	3.500	02/01/43	91,892
10,729	3.500	05/01/43	9,848
428,756	3.500	07/01/43	392,582
214,392	3.500	01/01/44	196,562
10,633	3.500	12/01/44	9,646
188,657	4.000	03/01/45	176,572
88,988	4.000	04/01/45	83,288
1,020,071	4.500	06/01/51	973,821
2,448,603	4.000	07/01/56	2,251,082
1,636,740	4.000	02/01/57	1,502,669

			5,815,060

Government National Mortgage Association – 44.1%
460	6.000	04/15/26	460
134	6.500	01/15/32	136
416	6.500	02/15/32	425
123,329	5.500	04/15/33	124,645
3,086	5.000	11/15/33	3,064

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$345	6.500%	08/15/34		$ 357
474	6.500	02/15/36		490
1,061	6.500	03/15/36		1,092
1,697	6.500	04/15/36		1,761
5,241	6.500	05/15/36		5,407
2,394	6.500	06/15/36		2,459
13,403	6.500	07/15/36		13,929
13,988	6.500	08/15/36		14,534
29,522	6.500	09/15/36		30,645
12,470	6.500	10/15/36		12,933
19,107	6.500	11/15/36		19,948
7,309	6.500	12/15/36		7,567
3,352	6.500	01/15/37		3,465
1,315	6.500	03/15/37		1,359
1,934	6.500	04/15/37		2,003
725	6.500	05/15/37		742
3,587	6.500	09/15/37		3,717
5,227	6.500	10/15/37		5,524
2,436	6.500	11/15/37		2,524
1,325	6.500	05/15/38		1,375
552	6.500	02/15/39		567
118,840	5.000	01/20/40		118,692
113,029	4.500	05/15/40		110,570
90,144	5.000	07/15/40		90,178
132,706	3.500	09/15/42		121,669
130,143	3.500	02/15/45		119,174
25,820	4.000	05/20/45		24,297
18,679	4.000	07/20/45		17,553
32,942	4.000	10/20/45		30,957
101,502	4.000	01/20/46		95,384
424,904	4.500	03/20/46		412,900
844,323	4.500	02/20/47		819,007
171,486	4.500	03/20/47		166,266
953,683	4.500	05/20/47		923,463
164,065	4.500	06/20/47		158,866
47,381	4.500	07/20/47		45,880
468,817	4.500	08/20/47		453,375
515,191	4.500	09/20/48		496,128
1,222,876	5.000	11/20/48		1,205,171
612,952	4.500	12/20/48		589,697
505,349	5.000	12/20/48		497,401
89,593	4.500	01/20/49		86,082
291,362	4.500	02/20/49		279,944
430,411	4.500	03/20/49		413,544
305,388	4.500	10/20/49		294,089
614,383	3.500	12/20/50		554,488
927,816	3.000	07/20/51		801,088
753,100	2.500	09/20/51		625,751
537,518	2.500	11/20/51		447,463
919,740	3.000	11/20/51		794,115
703,328	2.500	12/20/51		584,875
9,000,000	2.500	TBA-30yr	(f)	7,568,905
11,000,000	2.000	TBA-30yr	(f)	8,907,098
4,000,000	3.000	TBA-30yr	(f)	3,487,946
5,000,000	3.500	TBA-30yr	(f)	4,493,913
3,000,000	4.000	TBA-30yr	(f)	2,772,407
4,000,000	4.500	TBA-30yr	(f)	3,802,284
9,000,000	5.000	TBA-30yr	(f)	8,762,784

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$1,000,000	5.500%	TBA-30yr	(f)	$ 992,150
5,000,000	6.000	TBA-30yr	(f)	5,021,485
14,000,000	6.500	TBA-30yr	(f)	14,194,407
9,000,000	7.000	TBA-30yr	(f)	9,162,634

				80,805,208

Uniform Mortgage-Backed Security – 74.7%
631,291	1.500	07/01/35		542,321
148,919	1.500	08/01/35		127,932
1,021,535	1.500	09/01/35		877,369
1,513,073	1.500	10/01/35		1,299,247
693,606	1.500	11/01/35		595,453
759,137	1.500	12/01/35		651,564
412,265	1.500	02/01/36		354,874
101,199	4.500	07/01/36		98,187
801,336	1.500	10/01/36		693,459
6,643	4.500	12/01/36		6,445
75,668	4.500	02/01/39		73,538
2,185	4.500	03/01/39		2,129
3,115	4.500	05/01/39		3,035
1,513	4.500	07/01/39		1,474
1,458	4.000	08/01/39		1,377
3,262	4.500	09/01/39		3,170
6,399	4.500	10/01/39		6,218
14,271	4.500	02/01/40		13,905
2,651	4.500	03/01/40		2,577
33,181	4.500	04/01/40		32,228
14,048	4.500	06/01/40		13,683
72,444	4.500	09/01/40		70,370
3,346	4.500	12/01/40		3,249
29,781	4.500	01/01/41		28,925
10,452	4.500	04/01/41		10,141
15,195	4.500	06/01/41		14,743
16,132	4.500	07/01/41		15,652
76,387	4.500	08/01/41		74,251
65,242	4.500	09/01/41		63,300
32,215	4.500	10/01/41		31,257
57,190	3.500	10/01/41		52,725
13,583	3.500	11/01/41		12,525
42,251	4.500	11/01/41		40,994
36,163	4.500	12/01/41		35,087
30,503	4.500	01/01/42		29,594
53,929	3.500	01/01/42		49,750
6,267	3.500	02/01/42		5,755
193,425	4.000	03/01/42		181,950
2,389	4.500	03/01/42		2,321
46,054	4.000	04/01/42		43,322
5,036	4.500	04/01/42		4,877
5,947	3.500	05/01/42		5,433
21,571	3.500	06/01/42		19,871
14,076	3.500	09/01/42		13,023
46,749	3.000	09/01/42		41,821
112,297	3.500	10/01/42		103,256
241,379	3.000	12/01/42		215,592
40,025	3.500	12/01/42		36,841
52,864	3.000	01/01/43		47,398
20,248	3.000	02/01/43		18,146
153,722	3.500	02/01/43		141,095

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$566,110	3.000%	03/01/43	$ 505,710
313,872	3.500	03/01/43	288,298
618,985	3.000	04/01/43	552,391
733,697	3.000	05/01/43	654,219
225,093	2.500	05/01/43	193,381
92,393	3.500	05/01/43	84,559
27,534	3.000	06/01/43	24,511
411,510	3.500	06/01/43	376,825
223,452	3.000	07/01/43	199,109
300,592	3.500	07/01/43	275,929
25,677	3.500	08/01/43	23,529
20,600	3.500	09/01/43	18,912
38,540	3.500	01/01/44	35,402
18,774	3.500	08/01/44	17,043
25,233	3.500	09/01/44	22,996
57,017	3.500	10/01/44	51,850
21,791	5.000	12/01/44	21,609
11,779	3.500	01/01/45	10,689
151,100	4.000	02/01/45	142,130
71,031	3.500	03/01/45	64,439
33,138	3.500	04/01/45	30,073
444,222	3.500	05/01/45	403,968
782,749	4.500	06/01/45	756,991
46,482	3.500	07/01/45	42,067
171,189	4.000	11/01/45	159,880
7,423	3.500	11/01/45	6,715
146,831	3.500	01/01/46	132,883
53,089	4.000	03/01/46	49,581
384,388	3.500	03/01/46	349,494
61,595	3.500	04/01/46	56,013
295,001	3.500	05/01/46	266,794
63,688	4.000	06/01/46	59,407
144,459	4.500	06/01/46	138,984
182,332	3.000	07/01/46	159,278
193,566	4.000	07/01/46	180,555
18,612	4.000	08/01/46	17,361
100,199	3.000	08/01/46	87,530
428,410	3.000	09/01/46	374,243
132,375	3.000	10/01/46	115,639
22,210	4.000	10/01/46	20,717
549,306	3.000	11/01/46	479,793
244,116	3.000	12/01/46	213,251
980,061	3.000	01/01/47	856,145
507,764	4.500	02/01/47	491,055
48,448	3.000	02/01/47	42,322
131,449	3.000	04/01/47	114,857
311,721	3.500	06/01/47	280,724
139,175	4.500	11/01/47	133,857
4,835	4.500	02/01/48	4,628
250,984	4.500	05/01/48	241,676
399,835	3.500	06/01/48	360,075
216,210	4.500	07/01/48	206,597
767,390	4.500	08/01/48	733,274
317,109	4.500	09/01/48	302,912
6,240	4.500	10/01/48	6,010
1,144,051	5.000	11/01/48	1,130,452
537,907	4.500	11/01/48	514,716
252,479	4.500	12/01/48	241,096

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$307,788	4.500%	02/01/49		$ 293,824
3,502	4.500	05/01/49		3,348
1,621,200	3.000	09/01/49		1,410,340
5,068	4.500	11/01/49		4,846
345,681	4.500	01/01/50		330,204
52,865	4.500	02/01/50		50,491
597,096	3.000	03/01/50		516,788
3,758,029	4.500	03/01/50		3,607,578
413,663	4.500	04/01/50		394,237
398,271	4.500	09/01/50		380,814
3,401,873	2.500	09/01/50		2,841,245
2,141,416	3.000	10/01/50		1,856,020
3,724,112	2.000	10/01/50		2,936,340
942,096	2.500	11/01/50		783,306
3,671,856	2.000	12/01/50		2,894,143
943,075	2.500	01/01/51		774,770
4,451,359	2.000	02/01/51		3,504,925
11,176,020	2.000	05/01/51		8,783,901
7,673,124	2.500	05/01/51		6,357,198
7,919,546	2.500	07/01/51		6,562,143
1,650,106	2.500	09/01/51		1,370,434
1,762,646	2.000	11/01/51		1,382,501
4,934,383	2.500	12/01/51		4,087,932
1,339,110	2.000	01/01/52		1,061,536
29,645	2.000	02/01/52		23,485
2,253,672	2.000	03/01/52		1,787,455
3,417,205	2.000	04/01/52		2,708,880
673,551	6.000	11/01/52		683,803
910,294	4.500	05/01/53		867,547
1,168,578	6.500	08/01/53		1,197,617
655,374	6.500	10/01/53		671,250
6,228,471	6.500	11/01/53		6,398,499
2,875,962	6.500	01/01/54		2,987,872
3,003,593	2.500	01/01/54		2,456,791
4,904,194	6.000	04/01/54		4,959,533
1,001,523	6.500	06/01/54		1,025,785
1,000,000	2.500	TBA-30yr	(f)	816,719
1,000,000	3.000	TBA-30yr	(f)	850,938
4,000,000	2.000	TBA-30yr	(f)	3,515,936
3,000,000	3.500	TBA-30yr	(f)	2,655,233
1,000,000	5.000	TBA-30yr	(f)	966,445
20,000,000	5.500	TBA-30yr	(f)	19,910,470
10,000,000	6.000	TBA-30yr	(f)	10,104,481

				136,916,196

TOTAL FEDERAL AGENCIES				$ 235,587,668

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $278,162,481)				$ 266,179,771

Asset-Backed Securities(c)(e) – 2.9%
Collateralized Loan Obligations – 2.6%
Apidos CLO XXXV Ltd. Series 2021-35A, Class D(b) (3 mo. USD Term SOFR + 2.912%)
$750,000	8.236%	04/20/34		$ 750,977

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c)(e) – (continued)
Collateralized Loan Obligations – (continued)
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class B(b) (3 mo. USD Term SOFR + 1.962%)
$500,000	7.287%	11/20/34	$ 500,159
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	9.566	01/20/37	503,328
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class A(b) (3 mo. USD Term SOFR + 2.100%)
1,200,000	7.425	04/20/36	1,208,482
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
95,607	5.750	12/20/50	96,173
TCW CLO Ltd. Series 2023-1A, Class A1N(b) (3 mo. USD Term SOFR + 2.070%)
700,000	7.395	04/28/36	704,586
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b) (3 mo. USD Term SOFR + 1.612%)
925,000	6.937	07/28/32	925,590

			4,689,295

Student Loan(b) – 0.3%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
600,000	9.825	01/20/37	611,796

TOTAL ASSET-BACKED SECURITIES (Cost $5,218,100)			$ 5,301,091

U.S. Treasury Obligations – 9.5%
U.S. Treasury Bills(g)
$2,000,000	0.000%	07/02/24	$ 1,999,708
1,000,000	0.000	07/18/24	997,523
1,500,000	0.000 (h)	07/25/24	1,494,774
7,000,000	0.000	08/01/24	6,968,409
U.S. Treasury Inflation-Indexed Bonds
179,295	1.500	02/15/53	150,685
U.S. Treasury Notes
1,376,200	4.375	11/30/28	1,376,200
1,740,000	4.250	06/30/29	1,732,727
890,000	4.125	03/31/31	878,319
1,740,000	4.250	06/30/31	1,730,213

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,336,352)			$ 17,328,558

Shares	Dividend Rate	Value

Investment Company(i) – 1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,157,357	5.213%	$ 3,157,357
(Cost $3,157,357)

TOTAL INVESTMENTS – 159.3% (Cost $303,874,290)		$ 291,966,777

OTHER ASSETS IN EXCESS OF LIABILITIES – (59.3)%		(108,679,025)

NET ASSETS – 100.0%		$ 183,287,752

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $107,986,235 which represents approximately 59.0% of net assets as of June 30, 2024.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	2.000%	TBA - 30yr	07/15/24	$(3,000,000)	$(2,346,328)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/24	(22,000,000)	(20,737,574)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	07/15/24	(2,000,000)	(1,709,462)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	07/15/24	(8,000,000)	(8,022,505)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/15/24	(29,000,000)	(29,514,280)
Uniform Mortgage-Backed Security	7.000	TBA - 30yr	07/15/24	(2,000,000)	(2,056,265)

(PROCEEDS RECEIVED: $(64,520,117))					$(64,386,414)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	64	09/19/24	$7,039,000	$(19,484)
5 Year U.S. Treasury Notes	80	09/30/24	8,526,250	46,690

Total				$27,206

Short position contracts:
2 Year U.S. Treasury Notes	(51)	09/30/24	(10,415,156)	(24,880)
20 Year U.S. Treasury Bonds	(4)	09/19/24	(473,250)	7,117
Ultra Long U.S. Treasury Bonds	(21)	09/19/24	(2,632,219)	(14,581)

Total				$(32,344)

TOTAL FUTURES CONTRACTS				$(5,138)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.223%(b)	12M SOFR(b)	04/11/26	$1,280	$371	$(198)	$569
4.426(b)	12M SOFR(b)	04/16/26	2,240	(3,794)	880	(4,674)
4.172(b)	12M SOFR(b)	05/20/26	1,320	73	159	(86)
12M SOFR(c)	4.730%(c)	06/30/26	6,630	27,871	2,510	25,361
12M SOFR(c)	3.804(c)	04/13/28	2,740	3,169	846	2,323
4.301(c)	12M SOFR(c)	11/30/28	12,970	(123,758)	(3,430)	(120,328)
12M SOFR(c)	4.024(c)	04/16/30	3,880	33,100	(16,633)	49,733
2.680(c)	12M SOFR(c)	07/28/32	2,430	101,546	29,990	71,556
12M SOFR(c)	3.789(c)	05/21/34	2,210	(1,750)	482	(2,232)
3.992(c)	12M SOFR(c)	04/16/35	2,140	(26,270)	11,984	(38,254)
12M SOFR(c)	2.910(c)	07/28/37	5,910	(199,883)	(90,718)	(109,165)
12M SOFR(c)	3.391(c)	05/10/38	930	(16,952)	(12,922)	(4,030)
2.080(c)	12M SOFR(c)	07/28/47	5,920	184,345	101,403	82,942
2.564(c)	12M SOFR(c)	05/11/53	900	23,174	(3,111)	26,285

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.380%(c)	12M SOFR(c)	04/11/54	$750	$254	$(1,099)	$1,353
3.343(c)	12M SOFR(c)	05/20/54	1,260	2,704	1,595	1,109

TOTAL				$4,200	$21,738	$(17,538)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.375%	JPMorgan Securities, Inc.	12/15/56	$700	$(97,534)	$(89,466)	$(8,068)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
IO	— Interest Only Stripped Security
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CMBX	— Commercial Mortgage Backed Securities Index
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$296,731,870	$—
Asset-Backed Securities	—	128,182,733	—
Mortgage-Backed Obligations	—	35,023,652	—
U.S. Treasury Obligations	23,765,073	—	—
Sovereign Debt Obligations	—	2,225,750	—
Municipal Debt Obligations	—	653,792	—
Investment Company	6,986,510	—	—
Short-term Investments	—	17,054,458	—

Total	$30,751,583	$479,872,255	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$39,458	$—
Futures Contracts	92,576	—	—
Interest Rate Swap Contracts	—	347,415	—

Total	$92,576	$386,873	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ENHANCED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(4,135)	$—	$—
Interest Rate Swap Contracts	—	(792,272)	—

Total	$(4,135)	$(792,272)	$—
(a) Amount shown represents unrealized gain (loss) at period end.

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$79,428,690	$—
U.S. Treasury Obligations	36,761,398	—	—
Agency Debentures	—	27,176,011	—
Asset-Backed Securities	—	2,856,947	—
Municipal Debt Obligations	—	2,130,550	—

Total	$36,761,398	$111,592,198	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(20,041,706)	$—

Derivative Type

Assets(a)
Futures Contracts	$148,400	$—	$—
Interest Rate Swap Contracts	—	291,810	—

Total	$148,400	$291,810	$—

Liabilities(a)
Futures Contracts	$(13,334)	$—	$—
Interest Rate Swap Contracts	—	(289,379)	—

Total	$(13,334)	$(289,379)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$239,312,130	$—	$—
Investment Company	444,160	—	—

Total	$239,756,290	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$580,053	$—	$—
Interest Rate Swap Contracts	—	3,210,549	—

Total	$580,053	$3,210,549	$—

Liabilities(a)
Futures Contracts	$(274,765)	$—	$—
Interest Rate Swap Contracts	—	(1,850,686)	—

Total	$(274,765)	$(1,850,686)	$—
(a) Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$705,482,182	$—
Asset-Backed Securities	—	247,945,863	—
Mortgage-Backed Obligations	—	208,672,989	—
U.S. Treasury Obligations	46,862,477	—	—
Sovereign Debt Obligations	—	19,422,644	—
Common Stock and/or Other Equity Investments(a)
Asia	—	9,569	—
Short-term Investments	—	21,681,997	—

Total	$46,862,477	$1,203,215,244	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(47,209,647)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$344,925	$—
Futures Contracts(b)	971,400	—	—
Interest Rate Swap Contracts(b)	—	13,284,097	—
Credit Default Swap Contracts(b)	—	330,076	—
Purchased Option Contracts	—	197,643	—

Total	$971,400	$14,156,741	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(282,447)	$—
Futures Contracts(b)	(284,960)	—	—
Interest Rate Swap Contracts(b)	—	(4,590,647)	—
Credit Default Swap Contracts(b)	—	(2,962)	—
Written Option Contracts	—	(173,582)	—

Total	$(284,960)	$(5,049,638)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$286,014,080	$—	$—
Mortgage-Backed Obligations	—	241,246,265	—
Agency Debentures	—	65,145,210	—
Investment Company	6,251,193	—	—

Total	$292,265,273	$306,391,475	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(63,147,317)	$—

Derivative Type

Assets(a)
Futures Contracts	$370,700	$—	$—
Interest Rate Swap Contracts	—	830,238	—

Total	$370,700	$830,238	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(867,563)	$—	$—
Interest Rate Swap Contracts	—	(959,616)	—

Total	$(867,563)	$(959,616)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,153,835,835	$—
U.S. Treasury Obligations	136,431,899	—	—
Municipal Debt Obligations	—	905,000	—
Investment Company	173,377,190	—	—
Short-term Investments	—	511,590,049	—

Total	$309,809,089	$1,666,330,884	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$266,179,771	$—
U.S. Treasury Obligations	17,328,558	—	—
Asset-Backed Securities	—	5,301,091	—
Investment Company	3,157,357	—	—

Total	$20,485,915	$271,480,862	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(64,386,414)	$—

Derivative Type

Assets(a)
Futures Contracts	$53,807	$—	$—
Interest Rate Swap Contracts	—	261,231	—

Total	$53,807	$261,231	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(58,945)	$—	$—
Interest Rate Swap Contracts	—	(278,769)	—
Credit Default Swap Contracts	—	(8,068)	—

Total	$(58,945)	$(286,837)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance,

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.